UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09333

                     Oppenheimer Main Street Small Cap Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: June 30

                  Date of reporting period: September 30, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

STATEMENT OF INVESTMENTS                          September 30, 2004 (Unaudited)
================================================================================

Oppenheimer Main Street Small Cap Fund


                                                                              Shares              Value
---------------------------------------------------------------------------------------------------------
COMMON STOCKS--97.5%
CONSUMER DISCRETIONARY--16.3%
---------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--1.1%
Aftermarket Technology Corp. 1                                                37,500     $      471,750
---------------------------------------------------------------------------------------------------------
American Axle & Manufacturing Holdings, Inc.                                  11,700            342,342
---------------------------------------------------------------------------------------------------------
ArvinMeritor, Inc.                                                           141,200          2,647,500
---------------------------------------------------------------------------------------------------------
Autoliv, Inc.                                                                 74,800          3,021,920
---------------------------------------------------------------------------------------------------------
Bandag, Inc.                                                                   7,800            341,640
---------------------------------------------------------------------------------------------------------
Cooper Tire & Rubber Co.                                                     249,200          5,026,364
---------------------------------------------------------------------------------------------------------
Dana Corp.                                                                   144,000          2,547,360
---------------------------------------------------------------------------------------------------------
Drew Industries, Inc. 1                                                       59,600          2,136,660
---------------------------------------------------------------------------------------------------------
Dura Automotive Systems, Inc. 1                                               15,000            106,350
---------------------------------------------------------------------------------------------------------
Gentex Corp.                                                                  12,700            446,151
---------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. 1                                                  28,000            300,720
---------------------------------------------------------------------------------------------------------
Keystone Automotive Industries, Inc. 1                                        16,900            371,800
---------------------------------------------------------------------------------------------------------
Lear Corp.                                                                     7,800            424,710
---------------------------------------------------------------------------------------------------------
Modine Manufacturing Co.                                                      42,200          1,270,642
---------------------------------------------------------------------------------------------------------
Shiloh Industries, Inc. 1                                                     35,500            493,450
---------------------------------------------------------------------------------------------------------
Spartan Motors, Inc.                                                          33,500            470,340
---------------------------------------------------------------------------------------------------------
Stoneridge, Inc. 1                                                            26,100            368,010
---------------------------------------------------------------------------------------------------------
Superior Industries International, Inc.                                       14,900            446,255
---------------------------------------------------------------------------------------------------------
Tenneco Automotive, Inc. 1                                                   108,700          1,423,970
---------------------------------------------------------------------------------------------------------
TRW Automotive Holdings Corp. 1                                               34,900            657,865
                                                                                        -----------------
                                                                                             23,315,799
---------------------------------------------------------------------------------------------------------
AUTOMOBILES--0.3%
Monaco Coach Corp.                                                           155,700          3,370,905
---------------------------------------------------------------------------------------------------------
Winnebago Industries, Inc.                                                   117,600          4,073,664
                                                                                        -----------------
                                                                                              7,444,569
---------------------------------------------------------------------------------------------------------
DISTRIBUTORS--0.3%
Adesa, Inc. 1                                                                 23,600            387,748
---------------------------------------------------------------------------------------------------------
Andersons, Inc. (The)                                                          6,700            139,695
---------------------------------------------------------------------------------------------------------
Handleman Co.                                                                113,300          2,318,118
---------------------------------------------------------------------------------------------------------
WESCO International, Inc. 1                                                  124,600          3,021,550
                                                                                        -----------------
                                                                                              5,867,111
---------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--3.1%
Ambassadors Group, Inc.                                                       49,900          1,347,300
---------------------------------------------------------------------------------------------------------
Ameristar Casinos, Inc.                                                      101,200          3,061,300
---------------------------------------------------------------------------------------------------------
Applebee's International, Inc.                                                40,700          1,028,896
---------------------------------------------------------------------------------------------------------
Argosy Gaming Co. 1                                                           30,500          1,195,600
---------------------------------------------------------------------------------------------------------
Aztar Corp. 1                                                                 78,700          2,085,550
---------------------------------------------------------------------------------------------------------
BJ's Restaurants, Inc. 1                                                       9,400            149,178
---------------------------------------------------------------------------------------------------------
Boca Resorts, Inc., Cl. A 1                                                   86,800          1,611,876
---------------------------------------------------------------------------------------------------------
Caesars Entertainment, Inc. 1                                                 75,500          1,260,850
---------------------------------------------------------------------------------------------------------
California Pizza Kitchen, Inc. 1                                              51,498          1,125,231
---------------------------------------------------------------------------------------------------------
CBRL Group, Inc.                                                             100,600          3,629,648
---------------------------------------------------------------------------------------------------------
CEC Entertainment, Inc. 1                                                    108,750          3,996,563
---------------------------------------------------------------------------------------------------------
Checkers Drive-In Restaurants, Inc. 1                                         35,700            419,475
---------------------------------------------------------------------------------------------------------
Choice Hotels International, Inc.                                            103,100          5,937,529
---------------------------------------------------------------------------------------------------------
Dave & Buster's, Inc. 1                                                      134,900          2,560,402
---------------------------------------------------------------------------------------------------------
Dover Downs Gaming & Entertainment, Inc.                                      42,400            436,296
---------------------------------------------------------------------------------------------------------
Frisch's Restaurants, Inc.                                                     2,200             55,000
---------------------------------------------------------------------------------------------------------
Isle of Capri Casinos, Inc. 1                                                138,100          2,674,997
---------------------------------------------------------------------------------------------------------
Jack in the Box, Inc. 1                                                      222,600          7,063,098
---------------------------------------------------------------------------------------------------------
La Quinta Corp. 1                                                            349,500          2,726,100
---------------------------------------------------------------------------------------------------------
Landry's Restaurants, Inc.                                                    26,600            725,914
---------------------------------------------------------------------------------------------------------
Lone Star Steakhouse & Saloon, Inc.                                           46,700          1,206,261
---------------------------------------------------------------------------------------------------------
Navigant International, Inc. 1                                                66,700          1,089,211
---------------------------------------------------------------------------------------------------------
P.F. Chang's China Bistro, Inc. 1                                             54,859          2,660,113
---------------------------------------------------------------------------------------------------------
Panera Bread Co., Cl. A 1                                                     50,900          1,910,786
---------------------------------------------------------------------------------------------------------
Papa John's International, Inc. 1                                             60,700          1,862,276
---------------------------------------------------------------------------------------------------------
Penn National Gaming, Inc. 1                                                 169,300          6,839,720
---------------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc. 1                                                49,500            683,100
---------------------------------------------------------------------------------------------------------
Rare Hospitality International, Inc. 1                                        72,300          1,926,795
---------------------------------------------------------------------------------------------------------
Ryan's Restaurant Group, Inc. 1                                               59,450            882,238
---------------------------------------------------------------------------------------------------------
Scientific Games Corp., Cl. A 1                                              113,800          2,173,580
---------------------------------------------------------------------------------------------------------
Sonic Corp. 1                                                                 51,650          1,323,790
---------------------------------------------------------------------------------------------------------
Speedway Motorsports, Inc.                                                    57,100          1,903,143
---------------------------------------------------------------------------------------------------------
Steak n Shake Co. (The) 1                                                     77,200          1,318,576
---------------------------------------------------------------------------------------------------------
Vail Resorts, Inc. 1                                                           5,800            104,806
                                                                                        -----------------
                                                                                             68,975,198
---------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--2.3%
American Greetings Corp., Cl. A 1                                            206,100          5,177,232
---------------------------------------------------------------------------------------------------------
Bassett Furniture Industries, Inc.                                            11,700            220,896
---------------------------------------------------------------------------------------------------------
Black & Decker Corp.                                                          40,400          3,128,576
---------------------------------------------------------------------------------------------------------
Blount International, Inc. 1                                                  39,800            521,380
---------------------------------------------------------------------------------------------------------
Brookfield Homes Corp.                                                        20,000            527,000
---------------------------------------------------------------------------------------------------------
Chromcraft Revington, Inc. 1                                                   6,100             78,080
---------------------------------------------------------------------------------------------------------
CSS Industries, Inc.                                                          49,850          1,542,359
---------------------------------------------------------------------------------------------------------
Enesco Group, Inc. 1                                                          19,600            134,260
---------------------------------------------------------------------------------------------------------
Ethan Allen Interiors, Inc.                                                   39,900          1,386,525
---------------------------------------------------------------------------------------------------------
Furniture Brands International, Inc.                                         100,900          2,530,572
---------------------------------------------------------------------------------------------------------
Jarden Corp. 1                                                                31,000          1,131,190
---------------------------------------------------------------------------------------------------------
Kimball International, Inc., Cl. B                                            45,100            625,988
---------------------------------------------------------------------------------------------------------
La-Z-Boy, Inc.                                                                45,700            693,726
---------------------------------------------------------------------------------------------------------
Leggett & Platt, Inc.                                                         65,700          1,846,170
---------------------------------------------------------------------------------------------------------
Lifetime Hoan Corp.                                                           14,600            216,810
---------------------------------------------------------------------------------------------------------
M.D.C. Holdings, Inc.                                                         30,065          2,197,752
---------------------------------------------------------------------------------------------------------
Maytag Corp.                                                                  29,200            536,404
---------------------------------------------------------------------------------------------------------
Meritage Homes Corp. 1                                                        48,600          3,819,960
---------------------------------------------------------------------------------------------------------
Mestek, Inc. 1                                                                 7,800            136,110
---------------------------------------------------------------------------------------------------------
Movado Group, Inc.                                                             3,300             56,100
---------------------------------------------------------------------------------------------------------
National Presto Industries, Inc.                                               5,900            246,738
---------------------------------------------------------------------------------------------------------
Ryland Group, Inc. (The)                                                      15,100          1,399,166
---------------------------------------------------------------------------------------------------------
Snap-On, Inc.                                                                 25,800            711,048
---------------------------------------------------------------------------------------------------------
Standard Pacific Corp.                                                        61,100          3,444,207
---------------------------------------------------------------------------------------------------------
Stanley Furniture Co., Inc.                                                   43,700          1,922,800
---------------------------------------------------------------------------------------------------------
Stanley Works (The)                                                           63,100          2,683,643
---------------------------------------------------------------------------------------------------------
Technical Olympic USA, Inc.                                                  130,650          3,689,556
---------------------------------------------------------------------------------------------------------
Tupperware Corp.                                                             237,200          4,027,656
---------------------------------------------------------------------------------------------------------
Universal Electronics, Inc. 1                                                 51,000            855,780
---------------------------------------------------------------------------------------------------------
Whirlpool Corp.                                                               24,900          1,496,241
---------------------------------------------------------------------------------------------------------
Yankee Candle, Inc. (The) 1                                                  145,000          4,199,200
                                                                                        -----------------
                                                                                             51,183,125
---------------------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.3%
1-800-FLOWERS.com, Inc. 1                                                     13,300            110,390
---------------------------------------------------------------------------------------------------------
Coldwater Creek, Inc. 1                                                      112,450          2,346,832
---------------------------------------------------------------------------------------------------------
Insight Enterprises, Inc. 1                                                   58,400            983,456
---------------------------------------------------------------------------------------------------------
J. Jill Group, Inc. 1                                                         64,000          1,270,400
---------------------------------------------------------------------------------------------------------
Priceline.com, Inc. 1                                                        111,100          2,463,087
                                                                                        -----------------
                                                                                              7,174,165
---------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--1.1%
Action Performance Cos., Inc.                                                 47,575            481,935
---------------------------------------------------------------------------------------------------------
Arctic Cat, Inc.                                                              19,900            516,405
---------------------------------------------------------------------------------------------------------
Callaway Golf Co.                                                              7,500             79,275
---------------------------------------------------------------------------------------------------------
Hasbro, Inc.                                                                  64,800          1,218,240
---------------------------------------------------------------------------------------------------------
Leapfrog Enterprises, Inc. 1                                                  52,800          1,069,200
---------------------------------------------------------------------------------------------------------
Marine Products Corp.                                                          6,500            117,000
---------------------------------------------------------------------------------------------------------
MarineMax, Inc. 1                                                             70,800          1,594,416
---------------------------------------------------------------------------------------------------------
Marvel Enterprises, Inc. 1                                                    53,200            774,592
---------------------------------------------------------------------------------------------------------
Nautilus Group, Inc. (The)                                                   289,300          6,535,287
---------------------------------------------------------------------------------------------------------
Oakley, Inc.                                                                  20,100            239,190
---------------------------------------------------------------------------------------------------------
Polaris Industries, Inc.                                                      73,900          4,125,098
---------------------------------------------------------------------------------------------------------
RC2 Corp. 1                                                                   87,700          2,885,330
---------------------------------------------------------------------------------------------------------
SCP Pool Corp.                                                               114,450          3,060,393
---------------------------------------------------------------------------------------------------------
Steinway Musical Instruments, Inc. 1                                          60,700          1,651,040
                                                                                        -----------------
                                                                                             24,347,401
---------------------------------------------------------------------------------------------------------
MEDIA--1.3%
Advo, Inc.                                                                    20,850            645,099
---------------------------------------------------------------------------------------------------------
Arbitron, Inc. 1                                                              10,700            391,727
---------------------------------------------------------------------------------------------------------
Beasley Broadcast Group, Inc., Cl. A 1                                           800             12,560
---------------------------------------------------------------------------------------------------------
Carmike Cinemas, Inc.                                                          4,200            147,882
---------------------------------------------------------------------------------------------------------
Catalina Marketing Corp. 1                                                   171,500          3,958,220
---------------------------------------------------------------------------------------------------------
Entravision Communications Corp. 1                                            22,100            168,181
---------------------------------------------------------------------------------------------------------
Getty Images, Inc. 1                                                          17,100            945,630
---------------------------------------------------------------------------------------------------------
Hearst-Argyle Television, Inc.                                                30,800            753,060
---------------------------------------------------------------------------------------------------------
Information Holdings, Inc. 1                                                  61,000          1,661,030
---------------------------------------------------------------------------------------------------------
Journal Register Co. 1                                                        10,800            204,120
---------------------------------------------------------------------------------------------------------
Lamar Advertising Co., Cl. A 1                                                 8,000            332,880
---------------------------------------------------------------------------------------------------------
Lee Enterprises, Inc.                                                          4,600            213,164
---------------------------------------------------------------------------------------------------------
Liberty Corp.                                                                  6,200            246,388
---------------------------------------------------------------------------------------------------------
Lin TV Corp. 1                                                                25,600            498,688
---------------------------------------------------------------------------------------------------------
Media General, Inc., Cl. A                                                    16,700            934,365
---------------------------------------------------------------------------------------------------------
Mediacom Communications Corp. 1                                               72,300            472,119
---------------------------------------------------------------------------------------------------------
Meredith Corp.                                                                 7,900            405,902
---------------------------------------------------------------------------------------------------------
Pulitzer, Inc.                                                                 4,700            232,180
---------------------------------------------------------------------------------------------------------
R.H. Donnelley Corp. 1                                                        89,700          4,427,592
---------------------------------------------------------------------------------------------------------
Radio One, Inc., Cl. D 1                                                      19,100            271,793
---------------------------------------------------------------------------------------------------------
Readers Digest Assn., Inc. (The), Cl. A, Non-Vtg.                            146,500          2,137,435
---------------------------------------------------------------------------------------------------------
Salem Communications Corp., Cl. A 1                                           99,000          2,506,680
---------------------------------------------------------------------------------------------------------
Scholastic Corp. 1                                                            56,800          1,754,552
---------------------------------------------------------------------------------------------------------
Thomas Nelson, Inc.                                                           74,600          1,458,430
---------------------------------------------------------------------------------------------------------
Westwood One, Inc. 1                                                          65,300          1,290,981
---------------------------------------------------------------------------------------------------------
Wiley (John) & Sons, Inc., Cl. A                                               9,000            287,550
---------------------------------------------------------------------------------------------------------
World Wrestling Federation Entertainment, Inc.                               188,000          2,297,360
                                                                                        -----------------
                                                                                             28,655,568
---------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.4%
Bon-Ton Stores, Inc.                                                           2,700             32,913
---------------------------------------------------------------------------------------------------------
Dillard's, Inc., Cl. A                                                       186,700          3,685,458
---------------------------------------------------------------------------------------------------------
Stage Stores, Inc. 1                                                          66,500          2,275,630
---------------------------------------------------------------------------------------------------------
Stein Mart, Inc. 1                                                           250,300          3,809,566
                                                                                        -----------------
                                                                                              9,803,567
---------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--4.9%
Aaron Rents, Inc.                                                            118,950          2,588,352
---------------------------------------------------------------------------------------------------------
Abercrombie & Fitch Co., Cl. A                                                70,900          2,233,350
---------------------------------------------------------------------------------------------------------
Aeropostale, Inc. 1                                                          162,400          4,254,880
---------------------------------------------------------------------------------------------------------
American Eagle Outfitters, Inc.                                              113,100          4,167,735
---------------------------------------------------------------------------------------------------------
AnnTaylor Stores Corp. 1                                                      51,900          1,214,460
---------------------------------------------------------------------------------------------------------
Barnes & Noble, Inc. 1                                                        61,000          2,257,000
---------------------------------------------------------------------------------------------------------
bebe stores, inc.                                                            187,450          3,958,944
---------------------------------------------------------------------------------------------------------
Big 5 Sporting Goods Corp. 1                                                  83,700          1,908,360
---------------------------------------------------------------------------------------------------------
Blair Corp.                                                                   27,100            763,678
---------------------------------------------------------------------------------------------------------
Borders Group, Inc.                                                          135,800          3,367,840
---------------------------------------------------------------------------------------------------------
Brookstone, Inc. 1                                                           119,675          2,260,661
---------------------------------------------------------------------------------------------------------
Buckle, Inc. (The)                                                            32,400            890,028
---------------------------------------------------------------------------------------------------------
Building Materials Holding Corp.                                              92,741          2,552,232
---------------------------------------------------------------------------------------------------------
Burlington Coat Factory Warehouse Corp.                                        7,800            165,594
---------------------------------------------------------------------------------------------------------
Cato Corp., Cl. A                                                             15,100            335,975
---------------------------------------------------------------------------------------------------------
Charlotte Russe Holding, Inc. 1                                                1,200             13,776
---------------------------------------------------------------------------------------------------------
Charming Shoppes, Inc. 1                                                     682,400          4,858,688
---------------------------------------------------------------------------------------------------------
Children's Place Retail Stores, Inc. 1                                        73,900          1,766,949
---------------------------------------------------------------------------------------------------------
Christopher & Banks Corp.                                                     30,500            488,305
---------------------------------------------------------------------------------------------------------
Circuit City Stores, Inc./Circuit City Group                                 188,500          2,891,590
---------------------------------------------------------------------------------------------------------
Claire's Stores, Inc.                                                        157,800          3,951,312
---------------------------------------------------------------------------------------------------------
Cost Plus, Inc. 1                                                             12,500            442,250
---------------------------------------------------------------------------------------------------------
CSK Auto Corp. 1                                                               2,500             33,300
---------------------------------------------------------------------------------------------------------
Deb Shops, Inc.                                                                2,000             48,800
---------------------------------------------------------------------------------------------------------
Dress Barn, Inc. (The) 1                                                     144,000          2,512,800
---------------------------------------------------------------------------------------------------------
Electronics Boutique Holdings Corp. 1                                         89,000          3,034,900
---------------------------------------------------------------------------------------------------------
Finish Line, Inc. (The), Cl. A                                                23,400            723,528
---------------------------------------------------------------------------------------------------------
Finlay Enterprises, Inc. 1                                                    18,900            367,605
---------------------------------------------------------------------------------------------------------
Foot Locker, Inc.                                                             22,700            537,990
---------------------------------------------------------------------------------------------------------
GameStop Corp. 1                                                              53,900            997,689
---------------------------------------------------------------------------------------------------------
Goody's Family Clothing, Inc.                                                150,700          1,268,894
---------------------------------------------------------------------------------------------------------
Guess?, Inc. 1                                                               219,900          3,916,419
---------------------------------------------------------------------------------------------------------
Guitar Center, Inc. 1                                                         40,200          1,740,660
---------------------------------------------------------------------------------------------------------
Haverty Furniture Cos., Inc.                                                  44,100            773,514
---------------------------------------------------------------------------------------------------------
Hibbett Sporting Goods, Inc. 1                                                95,587          1,958,578
---------------------------------------------------------------------------------------------------------
Hollywood Entertainment Corp. 1                                               46,100            455,007
---------------------------------------------------------------------------------------------------------
Hot Topic, Inc. 1                                                             95,600          1,629,024
---------------------------------------------------------------------------------------------------------
Jo-Ann Stores, Inc. 1                                                         58,200          1,631,928
---------------------------------------------------------------------------------------------------------
Jos. A. Banks Clothiers, Inc. 1                                               10,125            280,260
---------------------------------------------------------------------------------------------------------
Linens 'N Things, Inc. 1                                                      34,300            794,731
---------------------------------------------------------------------------------------------------------
Loehmann's Holdings, Inc. 1                                                   32,900            754,397
---------------------------------------------------------------------------------------------------------
Men's Wearhouse, Inc. (The) 1                                                 77,100          2,239,755
---------------------------------------------------------------------------------------------------------
Michaels Stores, Inc.                                                         45,100          2,670,371
---------------------------------------------------------------------------------------------------------
Movie Gallery, Inc.                                                           30,200            529,406
---------------------------------------------------------------------------------------------------------
Noland Co.                                                                     1,000             42,950
---------------------------------------------------------------------------------------------------------
Office Depot, Inc. 1                                                          72,600          1,091,178
---------------------------------------------------------------------------------------------------------
Pacific Sunwear of California, Inc. 1                                        263,925          5,555,621
---------------------------------------------------------------------------------------------------------
PetsMart, Inc.                                                                49,100          1,393,949
---------------------------------------------------------------------------------------------------------
Pier 1 Imports, Inc.                                                         141,600          2,560,128
---------------------------------------------------------------------------------------------------------
Regis Corp.                                                                   16,300            655,586
---------------------------------------------------------------------------------------------------------
Sports Authority, Inc. (The) 1                                                34,500            800,400
---------------------------------------------------------------------------------------------------------
Steiner Leisure Ltd. 1                                                        18,600            411,060
---------------------------------------------------------------------------------------------------------
Talbots, Inc. (The)                                                           88,700          2,198,873
---------------------------------------------------------------------------------------------------------
Too, Inc. 1                                                                   57,100          1,031,797
---------------------------------------------------------------------------------------------------------
Toys R Us, Inc.                                                              122,000          2,164,280
---------------------------------------------------------------------------------------------------------
Tractor Supply Co. 1                                                          26,800            842,592
---------------------------------------------------------------------------------------------------------
Trans World Entertainment Corp. 1                                            120,600          1,178,262
---------------------------------------------------------------------------------------------------------
Tuesday Morning Corp. 1                                                       29,400            909,048
---------------------------------------------------------------------------------------------------------
United Auto Group, Inc.                                                      134,300          3,369,587
---------------------------------------------------------------------------------------------------------
Urban Outfitters, Inc. 1                                                      18,100            622,640
---------------------------------------------------------------------------------------------------------
Zale Corp. 1                                                                 228,600          6,423,660
                                                                                        -----------------
                                                                                            107,483,126
---------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.2%
Brown Shoe Co., Inc.                                                          23,100            578,886
---------------------------------------------------------------------------------------------------------
Cherokee, Inc.                                                                12,000            286,320
---------------------------------------------------------------------------------------------------------
Deckers Outdoor Corp. 1                                                       37,100          1,261,400
---------------------------------------------------------------------------------------------------------
DHB Industries, Inc. 1                                                        12,700            180,340
---------------------------------------------------------------------------------------------------------
Hartmarx Corp. 1                                                             177,800          1,319,276
---------------------------------------------------------------------------------------------------------
Jones Apparel Group, Inc.                                                     76,900          2,753,020
---------------------------------------------------------------------------------------------------------
K-Swiss, Inc., Cl. A                                                          26,700            513,975
---------------------------------------------------------------------------------------------------------
Kellwood Co.                                                                 126,800          4,621,860
---------------------------------------------------------------------------------------------------------
Kenneth Cole Productions, Inc., Cl. A                                         24,100            678,174
---------------------------------------------------------------------------------------------------------
Skechers U.S.A., Inc., Cl. A 1                                                96,800          1,405,536
---------------------------------------------------------------------------------------------------------
Stride Rite Corp.                                                             10,200            104,550
---------------------------------------------------------------------------------------------------------
Timberland Co., Cl. A 1                                                       48,700          2,766,160
---------------------------------------------------------------------------------------------------------
UniFirst Corp.                                                                16,500            471,900
---------------------------------------------------------------------------------------------------------
Warnaco Group, Inc. (The) 1                                                  200,100          4,448,223
---------------------------------------------------------------------------------------------------------
Wolverine World Wide, Inc.                                                   152,400          3,840,480
                                                                                        -----------------
                                                                                             25,230,100
---------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--2.8%
---------------------------------------------------------------------------------------------------------
BEVERAGES--0.2%
Boston Beer Co., Inc., Cl. A 1                                                64,400          1,622,880
---------------------------------------------------------------------------------------------------------
National Beverage Corp.                                                       17,100            138,168
---------------------------------------------------------------------------------------------------------
PepsiAmericas, Inc.                                                           97,800          1,867,980
                                                                                        -----------------
                                                                                              3,629,028
---------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.0%
7-Eleven, Inc. 1                                                             203,500          4,065,930
---------------------------------------------------------------------------------------------------------
Arden Group, Inc., Cl. A                                                      10,198            866,830
---------------------------------------------------------------------------------------------------------
BJ's Wholesale Club, Inc. 1                                                   51,300          1,402,542
---------------------------------------------------------------------------------------------------------
Casey's General Stores, Inc.                                                  15,900            295,581
---------------------------------------------------------------------------------------------------------
Ingles Markets, Inc., Cl. A                                                      600              7,236
---------------------------------------------------------------------------------------------------------
Longs Drug Stores, Inc.                                                      131,500          3,182,300
---------------------------------------------------------------------------------------------------------
Nash Finch Co.                                                                58,200          1,830,390
---------------------------------------------------------------------------------------------------------
Penn Traffic Co. (The) 1                                                       1,200                 60
---------------------------------------------------------------------------------------------------------
Rite Aid Corp. 1                                                             471,400          1,659,328
---------------------------------------------------------------------------------------------------------
Ruddick Corp.                                                                181,800          3,570,552
---------------------------------------------------------------------------------------------------------
Smart & Final, Inc. 1                                                         27,500            460,900
---------------------------------------------------------------------------------------------------------
SUPERVALU, Inc.                                                              109,300          3,011,215
---------------------------------------------------------------------------------------------------------
Weis Markets, Inc.                                                            49,900          1,690,612
                                                                                        -----------------
                                                                                             22,043,476
---------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--1.0%
Alico, Inc.                                                                    1,200             51,120
---------------------------------------------------------------------------------------------------------
Cal-Maine Foods, Inc.                                                         14,900            163,453
---------------------------------------------------------------------------------------------------------
Corn Products International, Inc.                                            116,200          5,356,820
---------------------------------------------------------------------------------------------------------
Del Monte Foods Co. 1                                                        283,100          2,969,719
---------------------------------------------------------------------------------------------------------
Farmer Brothers Co.                                                            1,000             26,730
---------------------------------------------------------------------------------------------------------
Flowers Foods, Inc.                                                          205,900          5,322,515
---------------------------------------------------------------------------------------------------------
J&J Snack Foods Corp. 1                                                       21,300            913,344
---------------------------------------------------------------------------------------------------------
Lance, Inc.                                                                   79,200          1,279,080
---------------------------------------------------------------------------------------------------------
M&F Worldwide Corp. 1                                                         59,900            779,299
---------------------------------------------------------------------------------------------------------
Omega Protein Corp. 1                                                         67,300            518,210
---------------------------------------------------------------------------------------------------------
Peet's Coffee & Tea, Inc. 1                                                    6,500            152,035
---------------------------------------------------------------------------------------------------------
Sanderson Farms, Inc.                                                         89,800          3,003,810
---------------------------------------------------------------------------------------------------------
Smithfield Foods, Inc. 1                                                      17,500            437,500
                                                                                        -----------------
                                                                                             20,973,635

---------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.5%
Chattem, Inc. 1                                                              113,500          3,660,375
---------------------------------------------------------------------------------------------------------
Energizer Holdings, Inc. 1                                                     9,900            456,390
---------------------------------------------------------------------------------------------------------
Nu Skin Asia Pacific, Inc., Cl. A                                            210,800          4,955,908
---------------------------------------------------------------------------------------------------------
Rayovac Corp. 1                                                               92,200          2,429,470
                                                                                        -----------------
                                                                                             11,502,143
---------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.1%
Del Laboratories, Inc.                                                        38,092          1,257,036
---------------------------------------------------------------------------------------------------------
Inter Parfums, Inc.                                                           41,300            563,745
---------------------------------------------------------------------------------------------------------
Mannatech, Inc.                                                               38,000            532,760
---------------------------------------------------------------------------------------------------------
Nature's Sunshine Products, Inc.                                              67,100          1,017,907
                                                                                        -----------------
                                                                                              3,371,448
---------------------------------------------------------------------------------------------------------
ENERGY--9.5%
---------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--2.7%
Cal Dive International, Inc. 1                                               215,900          7,690,358
---------------------------------------------------------------------------------------------------------
Carbo Ceramics, Inc.                                                          33,500          2,416,690
---------------------------------------------------------------------------------------------------------
CHC Helicopter Corp., Cl. A                                                   29,300          1,138,180
---------------------------------------------------------------------------------------------------------
Diamond Offshore Drilling, Inc.                                               61,900          2,042,081
---------------------------------------------------------------------------------------------------------
Ensign Resource Service Group, Inc.                                          187,000          3,431,941
---------------------------------------------------------------------------------------------------------
Grant Prideco, Inc. 1                                                        188,100          3,854,169
---------------------------------------------------------------------------------------------------------
Gulf Island Fabrication, Inc.                                                 55,800          1,244,340
---------------------------------------------------------------------------------------------------------
Hydril Co. 1                                                                  63,200          2,714,440
---------------------------------------------------------------------------------------------------------
Key Energy Services, Inc. 1                                                  121,000          1,337,050
---------------------------------------------------------------------------------------------------------
Lone Star Technologies, Inc. 1                                                59,600          2,252,880
---------------------------------------------------------------------------------------------------------
Maverick Tube Corp. 1                                                        111,800          3,444,558
---------------------------------------------------------------------------------------------------------
NS Group, Inc. 1                                                              67,500          1,248,750
---------------------------------------------------------------------------------------------------------
Oceaneering International, Inc. 1                                             54,100          1,993,044
---------------------------------------------------------------------------------------------------------
Offshore Logistics, Inc. 1                                                    22,400            771,008
---------------------------------------------------------------------------------------------------------
Oil States International, Inc. 1                                             310,800          5,811,960
---------------------------------------------------------------------------------------------------------
Pason Systems, Inc.                                                           40,000            985,254
---------------------------------------------------------------------------------------------------------
Precision Drilling Corp. 1                                                    21,700          1,249,462
---------------------------------------------------------------------------------------------------------
RPC, Inc.                                                                     32,800            586,464
---------------------------------------------------------------------------------------------------------
Superior Energy Services, Inc. 1                                              26,200            338,504
---------------------------------------------------------------------------------------------------------
Tetra Technologies, Inc. 1                                                    16,900            524,745
---------------------------------------------------------------------------------------------------------
Todco, Cl. A 1                                                                44,500            772,075
---------------------------------------------------------------------------------------------------------
Total Energy Services Ltd. 1                                                 225,300          1,039,516
---------------------------------------------------------------------------------------------------------
Trican Well Service Ltd. 1                                                   125,200          4,940,867
---------------------------------------------------------------------------------------------------------
Unit Corp. 1                                                                   1,800             63,144
---------------------------------------------------------------------------------------------------------
Universal Compression Holdings, Inc. 1                                        66,800          2,275,876
---------------------------------------------------------------------------------------------------------
Veritas DGC, Inc. 1                                                          196,400          4,473,992
                                                                                        -----------------
                                                                                             58,641,348
---------------------------------------------------------------------------------------------------------
OIL & GAS--6.8%
Ashland, Inc.                                                                 37,600          2,108,608
---------------------------------------------------------------------------------------------------------
Atlas Energy Ltd. 1                                                          584,000          1,500,048
---------------------------------------------------------------------------------------------------------
Berry Petroleum Co., Cl. A                                                    62,400          2,291,952
---------------------------------------------------------------------------------------------------------
Blizzard Energy, Inc. 1                                                    1,343,600          2,290,106
---------------------------------------------------------------------------------------------------------
Cabot Oil & Gas Corp., Cl. A                                                  95,600          4,292,440
---------------------------------------------------------------------------------------------------------
Callon Petroleum Co. 1                                                       100,600          1,275,608
---------------------------------------------------------------------------------------------------------
Canadian Superior Energy, Inc. 1                                             532,124            992,016
---------------------------------------------------------------------------------------------------------
Cimarex Energy Co. 1                                                         212,170          7,413,220
---------------------------------------------------------------------------------------------------------
Clear Energy, Inc. 1                                                         377,566          1,257,156
---------------------------------------------------------------------------------------------------------
Compton Petroleum Corp. 1                                                    124,500            894,221
---------------------------------------------------------------------------------------------------------
Crew Energy, Inc. 1                                                          127,729            683,503
---------------------------------------------------------------------------------------------------------
Cyries Energy, Inc. 1                                                         48,100            259,299
---------------------------------------------------------------------------------------------------------
Denbury Resources, Inc. 1                                                     75,800          1,925,320
---------------------------------------------------------------------------------------------------------
Duvernay Oil Corp. 1                                                          86,000          1,009,038
---------------------------------------------------------------------------------------------------------
Edge Petroleum Corp. 1                                                        32,800            523,816
---------------------------------------------------------------------------------------------------------
Encore Acquisition Co. 1                                                      85,800          2,960,100
---------------------------------------------------------------------------------------------------------
Energy Partners Ltd. 1                                                       189,800          3,089,944
---------------------------------------------------------------------------------------------------------
Esprit Exploration Ltd. 1,2                                                  428,200          1,337,489
---------------------------------------------------------------------------------------------------------
Forest Oil Corp. 1                                                            96,800          2,915,616
---------------------------------------------------------------------------------------------------------
Frontier Oil Corp.                                                           228,200          5,387,802
---------------------------------------------------------------------------------------------------------
General Maritime Corp. 1                                                     128,500          4,475,655
---------------------------------------------------------------------------------------------------------
Giant Industries, Inc. 1                                                      19,200            466,560
---------------------------------------------------------------------------------------------------------
Harvest Natural Resources, Inc. 1                                            172,100          2,856,860
---------------------------------------------------------------------------------------------------------
Holly Corp.                                                                  176,400          4,498,200
---------------------------------------------------------------------------------------------------------
Houston Exploration Co. 1                                                     90,400          5,365,240
---------------------------------------------------------------------------------------------------------
Ketch Resources Ltd. 1                                                       151,600          1,622,483
---------------------------------------------------------------------------------------------------------
Magnum Hunter Resources, Inc. 1                                              506,200          5,841,548
---------------------------------------------------------------------------------------------------------
Maritrans, Inc.                                                               43,100            665,464
---------------------------------------------------------------------------------------------------------
Meridian Resource Corp. (The) 1                                              162,600          1,435,758
---------------------------------------------------------------------------------------------------------
Midnight Oil & Gas Ltd. 1                                                    467,100          3,765,980
---------------------------------------------------------------------------------------------------------
Newfield Exploration Co. 1                                                       300             18,372
---------------------------------------------------------------------------------------------------------
Noble Energy, Inc.                                                            28,400          1,654,016
---------------------------------------------------------------------------------------------------------
OMI Corp.                                                                    428,900          6,870,978
---------------------------------------------------------------------------------------------------------
OPTI Canada, Inc. 1                                                           53,700            808,863
---------------------------------------------------------------------------------------------------------
Overseas Shipholding Group, Inc.                                              73,100          3,628,684
---------------------------------------------------------------------------------------------------------
Paramount Resources Ltd. 1                                                   312,000          5,750,753
---------------------------------------------------------------------------------------------------------
Penn Virginia Corp.                                                           93,500          3,701,665
---------------------------------------------------------------------------------------------------------
Petroleum Development Corp. 1                                                 43,200          1,893,024
---------------------------------------------------------------------------------------------------------
Pioneer Natural Resources Co.                                                 60,000          2,068,800
---------------------------------------------------------------------------------------------------------
Plains Exploration & Production Co. 1                                        223,201          5,325,576
---------------------------------------------------------------------------------------------------------
ProEx Energy Ltd. 1                                                           48,100            255,486
---------------------------------------------------------------------------------------------------------
Range Resources Corp.                                                        255,300          4,465,197
---------------------------------------------------------------------------------------------------------
Real Resources, Inc. 1                                                       186,800          1,399,445
---------------------------------------------------------------------------------------------------------
Remington Oil & Gas Corp. 1                                                  119,800          3,144,750
---------------------------------------------------------------------------------------------------------
Resource America, Inc., Cl. A                                                 38,400            905,856
---------------------------------------------------------------------------------------------------------
Southwestern Energy Co. 1                                                     23,100            969,969
---------------------------------------------------------------------------------------------------------
St. Mary Land & Exploration Co.                                               54,500          2,169,645
---------------------------------------------------------------------------------------------------------
StarPoint Energy Ltd. 1                                                      672,800          2,640,209
---------------------------------------------------------------------------------------------------------
Stelmar Shipping Ltd.                                                         54,300          2,053,083
---------------------------------------------------------------------------------------------------------
Sunoco, Inc.                                                                  47,100          3,484,458
---------------------------------------------------------------------------------------------------------
Swift Energy Co. 1                                                           139,600          3,344,816
---------------------------------------------------------------------------------------------------------
Teekay Shipping Corp.                                                          4,900            211,141
---------------------------------------------------------------------------------------------------------
Tesoro Petroleum Corp. 1                                                     215,500          6,363,715
---------------------------------------------------------------------------------------------------------
Thunder Energy, Inc. 1                                                       279,863          1,575,256
---------------------------------------------------------------------------------------------------------
Tusk Energy, Inc. 1                                                          472,000          1,889,646
---------------------------------------------------------------------------------------------------------
Vintage Petroleum, Inc.                                                      265,400          5,326,578
---------------------------------------------------------------------------------------------------------
World Fuel Services Corp.                                                     63,000          2,255,400
                                                                                        -----------------
                                                                                            149,576,431
---------------------------------------------------------------------------------------------------------
FINANCIALS--13.0%
---------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--0.1%
CyberOptics Corp. 1                                                            7,500            115,800
---------------------------------------------------------------------------------------------------------
Harris & Harris Group, Inc. 1                                                  8,000             82,720
---------------------------------------------------------------------------------------------------------
National Financial Partners Corp.                                             50,500          1,806,890
---------------------------------------------------------------------------------------------------------
Stifel Financial Corp. 1                                                       3,433             67,287
                                                                                        -----------------
                                                                                              2,072,697
---------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--5.5%
1st Source Corp.                                                               1,200             30,768
---------------------------------------------------------------------------------------------------------
Alliance Financial Corp.                                                       6,700            194,903
---------------------------------------------------------------------------------------------------------
AmericanWest Bancorporation                                                   38,310            722,527
---------------------------------------------------------------------------------------------------------
Anchor BanCorp Wisconsin, Inc.                                                57,000          1,476,300
---------------------------------------------------------------------------------------------------------
Arrow Financial Corp.                                                          3,150             94,563
---------------------------------------------------------------------------------------------------------
Associated Banc-Corp.                                                         68,700          2,203,209
---------------------------------------------------------------------------------------------------------
Astoria Financial Corp.                                                       17,100            606,879
---------------------------------------------------------------------------------------------------------
Bank of Hawaii Corp.                                                          20,400            963,900
---------------------------------------------------------------------------------------------------------
BankAtlantic Bancorp, Inc.                                                    70,700          1,295,224
---------------------------------------------------------------------------------------------------------
Banner Corp.                                                                  10,000            294,000
---------------------------------------------------------------------------------------------------------
BB&T Corp.                                                                       808             32,070
---------------------------------------------------------------------------------------------------------
Berkshire Hills Bancorp, Inc.                                                 22,000            812,900
---------------------------------------------------------------------------------------------------------
Camco Financial Corp.                                                          7,100            105,648
---------------------------------------------------------------------------------------------------------
Camden National Corp.                                                          1,700             58,667
---------------------------------------------------------------------------------------------------------
Capital City Bank Group, Inc.                                                  5,025            194,518
---------------------------------------------------------------------------------------------------------
Capital Corp. of the West                                                      4,700            202,100
---------------------------------------------------------------------------------------------------------
Capital Crossing Bank 1                                                       27,600            702,144
---------------------------------------------------------------------------------------------------------
Center Financial Corp.                                                        29,200            555,384
---------------------------------------------------------------------------------------------------------
CFS Bancorp, Inc.                                                              3,800             52,820
---------------------------------------------------------------------------------------------------------
Chemical Financial Corp.                                                       5,495            200,677
---------------------------------------------------------------------------------------------------------
Citizens First Bancorp, Inc.                                                  38,200            958,438
---------------------------------------------------------------------------------------------------------
City Holding Co.                                                              93,000          3,058,770
---------------------------------------------------------------------------------------------------------
City National Corp.                                                           15,900          1,032,705
---------------------------------------------------------------------------------------------------------
Colonial BancGroup, Inc. (The)                                               191,500          3,916,175
---------------------------------------------------------------------------------------------------------
Columbia Banking System, Inc.                                                 80,988          1,926,705
---------------------------------------------------------------------------------------------------------
Community Bank System, Inc.                                                  123,700          3,108,581
---------------------------------------------------------------------------------------------------------
Community First Bankshares, Inc.                                              92,300          2,959,138
---------------------------------------------------------------------------------------------------------
Community Trust Bancorp, Inc.                                                 10,780            335,042
---------------------------------------------------------------------------------------------------------
Corus Bankshares, Inc.                                                        20,400            879,852
---------------------------------------------------------------------------------------------------------
CVB Financial Corp.                                                           11,631            258,441
---------------------------------------------------------------------------------------------------------
Dime Community Bancshares, Inc.                                               57,725            969,780
---------------------------------------------------------------------------------------------------------
Downey Financial Corp.                                                        22,700          1,247,592
---------------------------------------------------------------------------------------------------------
East West Bancorp, Inc.                                                      107,600          3,614,284
---------------------------------------------------------------------------------------------------------
EverTrust Financial Group, Inc.                                                3,100             79,329
---------------------------------------------------------------------------------------------------------
Fidelity Bankshares, Inc.                                                     47,265          1,757,785
---------------------------------------------------------------------------------------------------------
Fifth Third Bancorp                                                              829             40,803
---------------------------------------------------------------------------------------------------------
First BanCorp                                                                 51,200          2,472,960
---------------------------------------------------------------------------------------------------------
First Citizens BancShares, Inc., Cl. A                                        10,500          1,239,000
---------------------------------------------------------------------------------------------------------
First Commonwealth Financial Corp.                                            97,300          1,324,253
---------------------------------------------------------------------------------------------------------
First Defiance Financial Corp.                                                14,700            382,347
---------------------------------------------------------------------------------------------------------
First Federal Capital Corp.                                                   46,400          1,403,136
---------------------------------------------------------------------------------------------------------
First Financial Corp.                                                          6,800            213,656
---------------------------------------------------------------------------------------------------------
First Financial Holdings, Inc.                                                39,400          1,231,644
---------------------------------------------------------------------------------------------------------
First M&F Corp.                                                                1,900             63,365
---------------------------------------------------------------------------------------------------------
First Merchants Corp.                                                         12,210            300,989
---------------------------------------------------------------------------------------------------------
First Midwest Bancorp, Inc.                                                    7,500            259,200
---------------------------------------------------------------------------------------------------------
First National Bankshares of Florida, Inc.                                    28,285            694,397
---------------------------------------------------------------------------------------------------------
First Oak Brook Bancshares, Inc.                                                 650             20,046
---------------------------------------------------------------------------------------------------------
First Place Financial Corp.                                                   65,563          1,311,260
---------------------------------------------------------------------------------------------------------
First Republic Bank                                                          105,800          4,866,800
---------------------------------------------------------------------------------------------------------
FirstFed Financial Corp. 1                                                    11,400            557,232
---------------------------------------------------------------------------------------------------------
Flushing Financial Corp.                                                      26,090            495,971
---------------------------------------------------------------------------------------------------------
Foothill Independent Bancorp                                                   2,331             51,655
---------------------------------------------------------------------------------------------------------
Frontier Financial Corp.                                                       5,000            176,500
---------------------------------------------------------------------------------------------------------
Glacier Bancorp, Inc.                                                         33,600            979,776
---------------------------------------------------------------------------------------------------------
Greater Bay Bancorp                                                           50,400          1,449,000
---------------------------------------------------------------------------------------------------------
Hancock Holding Co.                                                           17,300            549,967
---------------------------------------------------------------------------------------------------------
Hanmi Financial Corp.                                                         15,867            479,183
---------------------------------------------------------------------------------------------------------
Harbor Florida Bancshares, Inc.                                               60,800          1,890,880
---------------------------------------------------------------------------------------------------------
Hibernia Corp., Cl. A                                                         78,500          2,073,185
---------------------------------------------------------------------------------------------------------
Home Federal Bancorp                                                          14,700            376,320
---------------------------------------------------------------------------------------------------------
Horizon Financial Corp.                                                        1,900             36,499
---------------------------------------------------------------------------------------------------------
Hudson River Bancorp, Inc.                                                    32,100            609,258
---------------------------------------------------------------------------------------------------------
Hudson United Bancorp                                                          8,400            309,540
---------------------------------------------------------------------------------------------------------
Independence Community Bank Corp.                                             70,100          2,737,405
---------------------------------------------------------------------------------------------------------
Independent Bank Corp., Michigan                                              54,615          1,474,605
---------------------------------------------------------------------------------------------------------
Indymac Mortgage Holdings, Inc.                                               88,000          3,185,600
---------------------------------------------------------------------------------------------------------
International Bancshares Corp.                                                14,940            549,045
---------------------------------------------------------------------------------------------------------
Irwin Financial Corp.                                                          6,400            165,248
---------------------------------------------------------------------------------------------------------
Macatawa Bank Corp.                                                            7,821            219,379
---------------------------------------------------------------------------------------------------------
MAF Bancorp, Inc.                                                             61,967          2,672,637
---------------------------------------------------------------------------------------------------------
MainSource Financial Group, Inc.                                               4,267             87,474
---------------------------------------------------------------------------------------------------------
Massbank Corp.                                                                   300             11,142
---------------------------------------------------------------------------------------------------------
NASB Financial, Inc.                                                          13,804            544,154
---------------------------------------------------------------------------------------------------------
National Bankshares, Inc.                                                      8,100            353,970
---------------------------------------------------------------------------------------------------------
NBT Bancorp, Inc.                                                             42,100            986,403
---------------------------------------------------------------------------------------------------------
Oak Hill Financial, Inc.                                                       6,000            208,680
---------------------------------------------------------------------------------------------------------
Old Second Bancorp, Inc.                                                       6,500            181,805
---------------------------------------------------------------------------------------------------------
Oriental Financial Group, Inc.                                                38,572          1,043,758
---------------------------------------------------------------------------------------------------------
Pacific Capital Bancorp                                                      231,499          6,847,740
---------------------------------------------------------------------------------------------------------
Parkvale Financial Corp.                                                       5,000            135,000
---------------------------------------------------------------------------------------------------------
PennRock Financial Services Corp.                                             14,380            399,189
---------------------------------------------------------------------------------------------------------
PFF Bancorp, Inc.                                                             66,680          2,551,844
---------------------------------------------------------------------------------------------------------
Provident Bankshares Corp.                                                    12,084            405,418
---------------------------------------------------------------------------------------------------------
Provident Financial Holdings, Inc.                                             9,950            288,550
---------------------------------------------------------------------------------------------------------
Provident Financial Services, Inc.                                             8,196            141,381
---------------------------------------------------------------------------------------------------------
R&G Financial Corp., Cl. B                                                   156,100          6,033,265
---------------------------------------------------------------------------------------------------------
Republic Bancorp, Inc.                                                        46,957            723,138
---------------------------------------------------------------------------------------------------------
Republic Bancorp, Inc., Cl. A                                                 45,982          1,066,782
---------------------------------------------------------------------------------------------------------
Santander BanCorp                                                              8,620            215,500
---------------------------------------------------------------------------------------------------------
Seacoast Banking Corp. of Florida                                             46,570            994,735
---------------------------------------------------------------------------------------------------------
Silicon Valley Bancshares 1                                                  119,200          4,430,664
---------------------------------------------------------------------------------------------------------
Sound Federal Bancorp, Inc.                                                    5,100             74,562
---------------------------------------------------------------------------------------------------------
Southside Bancshares, Inc.                                                     3,385             68,919
---------------------------------------------------------------------------------------------------------
Southwest Bancorp, Inc.                                                       55,600          1,225,980
---------------------------------------------------------------------------------------------------------
State Bancorp, Inc.                                                           14,473            327,813
---------------------------------------------------------------------------------------------------------
State Financial Services Corp.                                                50,500          1,385,720
---------------------------------------------------------------------------------------------------------
Sterling Bancorp                                                              46,025          1,244,976
---------------------------------------------------------------------------------------------------------
Sterling Financial Corp., Western US                                         143,722          5,064,763
---------------------------------------------------------------------------------------------------------
Sun Bancorp, Inc.                                                             18,676            409,565
---------------------------------------------------------------------------------------------------------
TierOne Corp.                                                                 43,300            998,498
---------------------------------------------------------------------------------------------------------
Union Bankshares Corp.                                                        10,900            339,644
---------------------------------------------------------------------------------------------------------
United Community Financial Corp.                                              21,300            242,181
---------------------------------------------------------------------------------------------------------
Univest Corp. of Pennsylvania                                                  3,900            158,925
---------------------------------------------------------------------------------------------------------
W. Holding Co., Inc.                                                          29,011            551,209
---------------------------------------------------------------------------------------------------------
Waypoint Financial Corp.                                                      61,385          1,692,384
---------------------------------------------------------------------------------------------------------
Webster Financial Corp.                                                       51,499          2,543,536
---------------------------------------------------------------------------------------------------------
WesBanco, Inc.                                                                 9,400            273,352
---------------------------------------------------------------------------------------------------------
Westcorp                                                                      31,800          1,352,136
---------------------------------------------------------------------------------------------------------
Whitney Holding Corp.                                                          1,300             54,600
---------------------------------------------------------------------------------------------------------
WSFS Financial Corp.                                                          39,100          1,955,000
                                                                                        -----------------
                                                                                            121,378,914
---------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--0.1%
ASTA Funding, Inc.                                                            40,200            650,838
---------------------------------------------------------------------------------------------------------
Education Lending Group, Inc. 1                                               29,900            441,922
---------------------------------------------------------------------------------------------------------
MoneyGram International, Inc. 1                                              115,700          1,976,156
                                                                                        -----------------
                                                                                              3,068,916
---------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--1.1%
Advanta Corp., Cl. B                                                          17,100            413,649
---------------------------------------------------------------------------------------------------------
Affiliated Managers Group, Inc. 1                                             68,450          3,664,813
---------------------------------------------------------------------------------------------------------
American Capital Strategies Ltd.                                              49,900          1,563,866
---------------------------------------------------------------------------------------------------------
AmeriCredit Corp. 1                                                           11,500            240,120
---------------------------------------------------------------------------------------------------------
Cash America International, Inc.                                              41,800          1,022,428
---------------------------------------------------------------------------------------------------------
Collegiate Funding Services, Inc. 1                                           71,658            900,024
---------------------------------------------------------------------------------------------------------
CompuCredit Corp. 1                                                          146,200          2,722,244
---------------------------------------------------------------------------------------------------------
E*TRADE Financial Corp. 1                                                    136,800          1,562,256
---------------------------------------------------------------------------------------------------------
Federated Investors, Inc., Cl. B                                              11,100            315,684
---------------------------------------------------------------------------------------------------------
First Albany Cos., Inc.                                                       18,500            169,090
---------------------------------------------------------------------------------------------------------
Gabelli Asset Management, Inc.                                                43,700          1,872,545
---------------------------------------------------------------------------------------------------------
Janus Capital Group, Inc.                                                     18,600            253,146
---------------------------------------------------------------------------------------------------------
Knight Trading Group, Inc. 1                                                 273,000          2,519,790
---------------------------------------------------------------------------------------------------------
Providian Financial Corp. 1                                                  148,700          2,310,798
---------------------------------------------------------------------------------------------------------
Sanders Morris Harris Group, Inc.                                             52,000            627,120
---------------------------------------------------------------------------------------------------------
SEI Investments Co.                                                           25,900            872,312
---------------------------------------------------------------------------------------------------------
United PanAm Financial Corp. 1                                                10,100            181,851
---------------------------------------------------------------------------------------------------------
WFS Financial, Inc.                                                           51,000          2,374,050
---------------------------------------------------------------------------------------------------------
World Acceptance Corp. 1                                                       9,300            216,225
                                                                                        -----------------
                                                                                             23,802,011
---------------------------------------------------------------------------------------------------------
INSURANCE--4.0%
Affirmative Insurance Holdings, Inc. 1                                       159,633          2,519,009
---------------------------------------------------------------------------------------------------------
Alfa Corp.                                                                    54,000            753,840
---------------------------------------------------------------------------------------------------------
Allmerica Financial Corp. 1                                                   68,300          1,835,904
---------------------------------------------------------------------------------------------------------
American Medical Security Group, Inc. 1                                       60,100          1,922,599
---------------------------------------------------------------------------------------------------------
American Physicians Capital, Inc. 1                                            4,600            140,852
---------------------------------------------------------------------------------------------------------
AmerUs Group Co.                                                             167,900          6,883,900
---------------------------------------------------------------------------------------------------------
Arch Capital Group Ltd. 1                                                     88,200          3,434,508
---------------------------------------------------------------------------------------------------------
Argonaut Group, Inc. 1                                                        17,700            330,459
---------------------------------------------------------------------------------------------------------
Aspen Insurance Holdings Ltd.                                                 34,800            800,748
---------------------------------------------------------------------------------------------------------
Baldwin & Lyons, Inc., Cl. B, Non-Vtg.                                         4,700            118,628
---------------------------------------------------------------------------------------------------------
Commerce Group, Inc. (The)                                                    71,000          3,436,400
---------------------------------------------------------------------------------------------------------
Delphi Financial Group, Inc., Cl. A                                          113,050          4,541,219
---------------------------------------------------------------------------------------------------------
Donegal Group, Inc., Cl. A                                                    48,100            923,520
---------------------------------------------------------------------------------------------------------
EMC Insurance Group, Inc.                                                      2,800             58,828
---------------------------------------------------------------------------------------------------------
FBL Financial Group, Inc., Cl. A                                              14,600            382,374
---------------------------------------------------------------------------------------------------------
Fidelity National Financial, Inc.                                              1,156             44,044
---------------------------------------------------------------------------------------------------------
First American Corp. (The)                                                    81,900          2,524,977
---------------------------------------------------------------------------------------------------------
FPIC Insurance Group, Inc. 1                                                  38,600            997,810
---------------------------------------------------------------------------------------------------------
Great American Financial Resources, Inc.                                      17,200            262,988
---------------------------------------------------------------------------------------------------------
Horace Mann Educators Corp.                                                  127,500          2,241,450
---------------------------------------------------------------------------------------------------------
Hub International Ltd.                                                        10,000            180,800
---------------------------------------------------------------------------------------------------------
Independence Holding Co.                                                       7,560            133,585
---------------------------------------------------------------------------------------------------------
Infinity Property & Casualty Corp.                                            64,700          1,910,591
---------------------------------------------------------------------------------------------------------
IPC Holdings Ltd.                                                             28,000          1,064,280
---------------------------------------------------------------------------------------------------------
LandAmerica Financial Group, Inc.                                             72,200          3,285,100
---------------------------------------------------------------------------------------------------------
Meadowbrook Insurance Group, Inc. 1                                           25,900            126,133
---------------------------------------------------------------------------------------------------------
Mercury General Corp.                                                         16,000            846,240
---------------------------------------------------------------------------------------------------------
Midland Co. (The)                                                              3,000             82,050
---------------------------------------------------------------------------------------------------------
National Western Life Insurance Co., Cl. A 1                                   5,100            830,790
---------------------------------------------------------------------------------------------------------
Odyssey Re Holdings Corp.                                                    100,600          2,231,308
---------------------------------------------------------------------------------------------------------
Ohio Casualty Corp. 1                                                        278,400          5,826,912
---------------------------------------------------------------------------------------------------------
Old Republic International Corp.                                              46,200          1,156,386
---------------------------------------------------------------------------------------------------------
Penn-America Group, Inc.                                                      29,600            402,856
---------------------------------------------------------------------------------------------------------
Philadelphia Consolidated Holding Co. 1                                       74,100          4,084,392
---------------------------------------------------------------------------------------------------------
Phoenix Cos., Inc. (The)                                                     135,900          1,416,078
---------------------------------------------------------------------------------------------------------
ProCentury Corp.                                                             141,200          1,404,940
---------------------------------------------------------------------------------------------------------
Protective Life Corp.                                                         28,200          1,108,542
---------------------------------------------------------------------------------------------------------
Pxre Group Ltd.                                                               17,100            400,311
---------------------------------------------------------------------------------------------------------
Reinsurance Group of America, Inc.                                            26,000          1,071,200
---------------------------------------------------------------------------------------------------------
RenaissanceRe Holdings Ltd.                                                    9,300            479,694
---------------------------------------------------------------------------------------------------------
RLI Corp.                                                                     35,700          1,340,535
---------------------------------------------------------------------------------------------------------
Safety Insurance Group, Inc.                                                  15,100            335,673
---------------------------------------------------------------------------------------------------------
Selective Insurance Group, Inc.                                               71,800          2,670,960
---------------------------------------------------------------------------------------------------------
StanCorp Financial Group, Inc.                                                56,500          4,022,800
---------------------------------------------------------------------------------------------------------
State Auto Financial Corp.                                                   106,100          3,071,595
---------------------------------------------------------------------------------------------------------
Stewart Information Services Corp.                                            10,600            417,640
---------------------------------------------------------------------------------------------------------
Transatlantic Holdings, Inc.                                                     300             16,305
---------------------------------------------------------------------------------------------------------
Triad Guaranty, Inc. 1                                                         7,800            432,744
---------------------------------------------------------------------------------------------------------
UICI                                                                          91,800          3,005,532
---------------------------------------------------------------------------------------------------------
United Fire & Casualty Co.                                                    22,400          1,284,192
---------------------------------------------------------------------------------------------------------
Universal American Financial Corp. 1                                         382,600          4,947,018
---------------------------------------------------------------------------------------------------------
Vesta Insurance Group, Inc.                                                  191,100            858,039
---------------------------------------------------------------------------------------------------------
Zenith National Insurance Corp.                                               60,200          2,547,062
                                                                                        -----------------
                                                                                             87,146,340
---------------------------------------------------------------------------------------------------------
REAL ESTATE--1.7%
Acadia Realty Trust                                                           14,100            207,975
---------------------------------------------------------------------------------------------------------
Agree Realty Corp.                                                            56,600          1,607,440
---------------------------------------------------------------------------------------------------------
Alexandria Real Estate Equities, Inc.                                          6,600            433,752
---------------------------------------------------------------------------------------------------------
American Home Mortgage Investment Corp.                                          500             13,975
---------------------------------------------------------------------------------------------------------
Arden Realty, Inc.                                                            18,800            612,504
---------------------------------------------------------------------------------------------------------
Associated Estates Realty Corp.                                               14,100            140,859
---------------------------------------------------------------------------------------------------------
Avatar Holdings, Inc. 1                                                        2,500            106,125
---------------------------------------------------------------------------------------------------------
Bluegreen Corp. 1                                                            106,100          1,180,893
---------------------------------------------------------------------------------------------------------
Brandywine Realty Trust                                                       28,200            803,136
---------------------------------------------------------------------------------------------------------
Camden Property Trust                                                         20,700            956,340
---------------------------------------------------------------------------------------------------------
Capital Automotive REIT                                                       18,800            587,876
---------------------------------------------------------------------------------------------------------
Capital Trust, Cl. A                                                             100              2,910
---------------------------------------------------------------------------------------------------------
Capstead Mortgage Corp.                                                       14,100            175,545
---------------------------------------------------------------------------------------------------------
CarrAmerica Realty Corp.                                                      14,100            461,070
---------------------------------------------------------------------------------------------------------
CBL & Associates Properties, Inc.                                              9,400            572,930
---------------------------------------------------------------------------------------------------------
Chelsea Property Group, Inc.                                                   5,800            389,180
---------------------------------------------------------------------------------------------------------
Colonial Properties Trust                                                      9,400            378,068
---------------------------------------------------------------------------------------------------------
Consolidated-Tomoka Land Co.                                                   6,700            233,026
---------------------------------------------------------------------------------------------------------
Cornerstone Realty Income Trust, Inc.                                          9,400             91,744
---------------------------------------------------------------------------------------------------------
Corporate Office Properties Trust                                             14,100            361,242
---------------------------------------------------------------------------------------------------------
Correctional Properties Trust                                                 20,500            559,650
---------------------------------------------------------------------------------------------------------
CRT Properties, Inc.                                                          18,800            403,260
---------------------------------------------------------------------------------------------------------
Equity Inns, Inc.                                                            113,100          1,117,428
---------------------------------------------------------------------------------------------------------
First Industrial Realty Trust, Inc.                                           23,500            867,150
---------------------------------------------------------------------------------------------------------
Friedman, Billings, Ramsey Group, Inc., Cl. A                                 64,800          1,237,680
---------------------------------------------------------------------------------------------------------
Glenborough Realty Trust, Inc.                                                 9,400            195,238
---------------------------------------------------------------------------------------------------------
Health Care REIT, Inc.                                                        37,600          1,323,520
---------------------------------------------------------------------------------------------------------
Healthcare Realty Trust, Inc.                                                 18,900            737,856
---------------------------------------------------------------------------------------------------------
Heritage Property Investment Trust                                             6,600            192,522
---------------------------------------------------------------------------------------------------------
Highwoods Properties, Inc.                                                    28,200            694,002
---------------------------------------------------------------------------------------------------------
Impac Mortgage Holdings, Inc.                                                 18,800            494,440
---------------------------------------------------------------------------------------------------------
Jones Lang LaSalle, Inc. 1                                                   112,900          3,726,829
---------------------------------------------------------------------------------------------------------
Kilroy Realty Corp.                                                           16,000            608,480
---------------------------------------------------------------------------------------------------------
Lexington Corporate Properties Trust                                          32,900            714,259
---------------------------------------------------------------------------------------------------------
LTC Properties, Inc.                                                          12,200            218,258
---------------------------------------------------------------------------------------------------------
Mack-Cali Realty Corp.                                                        18,800            832,840
---------------------------------------------------------------------------------------------------------
Maguire Properties, Inc.                                                      16,900            410,839
---------------------------------------------------------------------------------------------------------
Mid-America Apartment Communities, Inc.                                       18,800            732,260
---------------------------------------------------------------------------------------------------------
Mills Corp.                                                                   23,500          1,218,945
---------------------------------------------------------------------------------------------------------
Nationwide Health Properties, Inc.                                            47,100            977,325
---------------------------------------------------------------------------------------------------------
Novastar Financial, Inc.                                                      18,800            819,680
---------------------------------------------------------------------------------------------------------
Omega Healthcare Investors, Inc.                                              14,100            151,716
---------------------------------------------------------------------------------------------------------
Pan Pacific Retail Properties, Inc.                                           16,000            865,600
---------------------------------------------------------------------------------------------------------
Pennsylvania Real Estate Investment Trust                                     23,500            908,510
---------------------------------------------------------------------------------------------------------
Prentiss Properties Trust                                                      6,800            244,800
---------------------------------------------------------------------------------------------------------
PS Business Parks, Inc.                                                        6,600            263,010
---------------------------------------------------------------------------------------------------------
Ramco-Gershenson Properties Trust                                             26,500            717,620
---------------------------------------------------------------------------------------------------------
Redwood Trust, Inc.                                                            9,400            586,748
---------------------------------------------------------------------------------------------------------
Regency Centers Corp.                                                          9,700            450,953
---------------------------------------------------------------------------------------------------------
Senior Housing Properties Trust                                               40,000            712,800
---------------------------------------------------------------------------------------------------------
SL Green Realty Corp.                                                         14,100            730,521
---------------------------------------------------------------------------------------------------------
St. Joe Co. (The)                                                             53,900          2,574,803
---------------------------------------------------------------------------------------------------------
Stratus Properties, Inc. 1                                                    19,266            255,275
---------------------------------------------------------------------------------------------------------
Tanger Factory Outlet Centers, Inc.                                           33,900          1,518,042
---------------------------------------------------------------------------------------------------------
Town & Country Trust                                                          11,300            287,585
---------------------------------------------------------------------------------------------------------
Trizec Properties, Inc.                                                       28,200            450,354
---------------------------------------------------------------------------------------------------------
United Capital Corp. 1                                                         4,700            107,395
---------------------------------------------------------------------------------------------------------
United Dominion Realty Trust, Inc.                                            14,100            279,603
---------------------------------------------------------------------------------------------------------
Ventas, Inc.                                                                  23,500            609,120
                                                                                        -----------------
                                                                                             39,113,506
---------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.5%
Bank Mutual Corp.                                                            142,094          1,705,128
---------------------------------------------------------------------------------------------------------
CharterMac                                                                    22,000            483,780
---------------------------------------------------------------------------------------------------------
Clifton Savings Bancorp, Inc.                                                 28,100            327,646
---------------------------------------------------------------------------------------------------------
Commercial Capital Bancorp, Inc.                                              21,574            489,514
---------------------------------------------------------------------------------------------------------
Doral Financial Corp.                                                          4,000            165,880
---------------------------------------------------------------------------------------------------------
Fremont General Corp.                                                        155,100          3,590,565
---------------------------------------------------------------------------------------------------------
NewAlliance Bancshares, Inc.                                                  47,000            674,450
---------------------------------------------------------------------------------------------------------
Ocwen Financial Corp. 1                                                       54,500            498,675
---------------------------------------------------------------------------------------------------------
PMI Group, Inc. (The)                                                         49,100          1,992,478
---------------------------------------------------------------------------------------------------------
Radian Group, Inc.                                                            13,600            628,728
                                                                                        -----------------
                                                                                             10,556,844
---------------------------------------------------------------------------------------------------------
HEALTH CARE--12.3%
---------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--0.8%
Abgenix, Inc. 1                                                              174,400          1,719,584
---------------------------------------------------------------------------------------------------------
Aphton Corp. 1                                                                41,900            150,840
---------------------------------------------------------------------------------------------------------
Applera Corp./Applied Biosystems Group                                       164,000          3,094,680
---------------------------------------------------------------------------------------------------------
Array BioPharma, Inc. 1                                                      118,300            826,917
---------------------------------------------------------------------------------------------------------
Celgene Corp. 1                                                                6,500            378,495
---------------------------------------------------------------------------------------------------------
Cephalon, Inc. 1                                                              21,900          1,049,010
---------------------------------------------------------------------------------------------------------
Charles River Laboratories International, Inc. 1                               6,800            311,440
---------------------------------------------------------------------------------------------------------
deCODE genetics, Inc. 1                                                       47,939            360,981
---------------------------------------------------------------------------------------------------------
Gen-Probe, Inc. 1                                                             49,300          1,965,591
---------------------------------------------------------------------------------------------------------
LifeCell Corp. 1                                                              19,100            191,000
---------------------------------------------------------------------------------------------------------
Millennium Pharmaceuticals, Inc. 1                                           122,000          1,672,620
---------------------------------------------------------------------------------------------------------
Onyx Pharmaceuticals, Inc. 1                                                  52,300          2,249,423
---------------------------------------------------------------------------------------------------------
QLT PhotoTherapeutics, Inc. 1                                                 65,200          1,085,580
---------------------------------------------------------------------------------------------------------
Telik, Inc. 1                                                                 23,000            512,900
---------------------------------------------------------------------------------------------------------
Third Wave Technologies, Inc. 1                                               99,700            685,936
---------------------------------------------------------------------------------------------------------
Trimeris, Inc. 1                                                              23,000            346,150
---------------------------------------------------------------------------------------------------------
United Therapeutics Corp. 1                                                   32,700          1,142,211
                                                                                        -----------------
                                                                                             17,743,358
---------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--4.8%
Abaxis, Inc. 1                                                                18,179            236,509
---------------------------------------------------------------------------------------------------------
Advanced Medical Optics, Inc. 1                                               31,000          1,226,670
---------------------------------------------------------------------------------------------------------
Align Technology, Inc. 1                                                      75,800          1,158,224
---------------------------------------------------------------------------------------------------------
American Medical Systems Holdings, Inc. 1                                    147,000          5,331,690
---------------------------------------------------------------------------------------------------------
Anika Therapeutics, Inc. 1                                                    56,100            774,180
---------------------------------------------------------------------------------------------------------
Arrow International, Inc.                                                    107,400          3,211,260
---------------------------------------------------------------------------------------------------------
ArthroCare Corp. 1                                                           118,800          3,479,652
---------------------------------------------------------------------------------------------------------
Aspect Medical Systems, Inc. 1                                                51,600            933,444
---------------------------------------------------------------------------------------------------------
Bausch & Lomb, Inc.                                                           33,400          2,219,430
---------------------------------------------------------------------------------------------------------
CNS, Inc.                                                                     32,300            355,300
---------------------------------------------------------------------------------------------------------
ConMed Corp. 1                                                                30,600            804,780
---------------------------------------------------------------------------------------------------------
Cytyc Corp. 1                                                                 61,700          1,490,055
---------------------------------------------------------------------------------------------------------
Dade Behring Holdings, Inc. 1                                                116,800          6,507,862
---------------------------------------------------------------------------------------------------------
Datascope Corp.                                                               23,700            884,010
---------------------------------------------------------------------------------------------------------
Diagnostic Products Corp.                                                      5,600            228,872
---------------------------------------------------------------------------------------------------------
DJ Orthopedics, Inc. 1                                                        39,600            698,940
---------------------------------------------------------------------------------------------------------
EPIX Pharmaceuticals, Inc. 1                                                 179,700          3,470,007
---------------------------------------------------------------------------------------------------------
Exactech, Inc. 1                                                              18,300            374,235
---------------------------------------------------------------------------------------------------------
Haemonetics Corp. 1                                                          123,600          4,059,024
---------------------------------------------------------------------------------------------------------
Hologic, Inc. 1                                                              100,688          1,940,258
---------------------------------------------------------------------------------------------------------
Hospira, Inc. 1                                                              140,100          4,287,060
---------------------------------------------------------------------------------------------------------
Idexx Laboratories, Inc. 1                                                    20,200          1,024,948
---------------------------------------------------------------------------------------------------------
Immucor, Inc. 1                                                               34,700            858,825
---------------------------------------------------------------------------------------------------------
Inamed Corp. 1                                                                41,850          1,994,990
---------------------------------------------------------------------------------------------------------
Kensey Nash Corp. 1                                                           78,486          2,055,548
---------------------------------------------------------------------------------------------------------
Kyphon, Inc. 1                                                                71,420          1,769,788
---------------------------------------------------------------------------------------------------------
Lifeline Systems, Inc. 1                                                      26,800            654,456
---------------------------------------------------------------------------------------------------------
Matthews International Corp., Cl. A                                           78,900          2,673,132
---------------------------------------------------------------------------------------------------------
Medical Action Industries, Inc. 1                                             25,700            427,340
---------------------------------------------------------------------------------------------------------
Meridian Bioscience, Inc.                                                     55,300            735,490
---------------------------------------------------------------------------------------------------------
Mine Safety Applicances Co.                                                  109,600          4,462,912
---------------------------------------------------------------------------------------------------------
Molecular Devices Corp. 1                                                     82,100          1,935,097
---------------------------------------------------------------------------------------------------------
Ocular Sciences, Inc. 1                                                      118,300          5,674,851
---------------------------------------------------------------------------------------------------------
OrthoLogic Corp. 1                                                           103,300            727,232
---------------------------------------------------------------------------------------------------------
Palomar Medical Technologies, Inc. 1                                          47,668          1,044,883
---------------------------------------------------------------------------------------------------------
PerkinElmer, Inc.                                                            182,700          3,146,094
---------------------------------------------------------------------------------------------------------
PolyMedica Corp.                                                             141,000          4,342,800
---------------------------------------------------------------------------------------------------------
Respironics, Inc. 1                                                           35,800          1,913,152
---------------------------------------------------------------------------------------------------------
SurModics, Inc. 1                                                              4,100             97,375
---------------------------------------------------------------------------------------------------------
Sybron Dental Specialties, Inc. 1                                            138,000          4,097,220
---------------------------------------------------------------------------------------------------------
Thermo Electron Corp. 1                                                      120,100          3,245,102
---------------------------------------------------------------------------------------------------------
Urologix, Inc. 1                                                              55,400            350,128
---------------------------------------------------------------------------------------------------------
Varian, Inc. 1                                                                89,600          3,393,152
---------------------------------------------------------------------------------------------------------
Ventana Medical Systems, Inc. 1                                              126,900          6,400,836
---------------------------------------------------------------------------------------------------------
VISX, Inc. 1                                                                 253,200          5,215,920
---------------------------------------------------------------------------------------------------------
West Pharmaceutical Services, Inc.                                            82,400          1,718,040
---------------------------------------------------------------------------------------------------------
Wright Medical Group, Inc. 1                                                  95,400          2,396,448
---------------------------------------------------------------------------------------------------------
Young Innovations, Inc.                                                       10,400            343,200
                                                                                        -----------------
                                                                                            106,370,421
---------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--5.4%
Allscripts Healthcare Solutions, Inc. 1                                       14,500            130,500
---------------------------------------------------------------------------------------------------------
Amedisys, Inc. 1                                                              70,200          2,102,490
---------------------------------------------------------------------------------------------------------
America Service Group, Inc. 1                                                  9,800            402,192
---------------------------------------------------------------------------------------------------------
AMERIGROUP Corp. 1                                                            88,600          4,983,750
---------------------------------------------------------------------------------------------------------
AmSurg Corp. 1                                                                17,200            364,296
---------------------------------------------------------------------------------------------------------
Andrx Corp. 1                                                                102,600          2,294,136
---------------------------------------------------------------------------------------------------------
Beverly Enterprises, Inc. 1                                                  541,800          4,101,426
---------------------------------------------------------------------------------------------------------
Bio-Reference Laboratories, Inc. 1                                            66,674            929,436
---------------------------------------------------------------------------------------------------------
Centene Corp. 1                                                               26,800          1,141,144
---------------------------------------------------------------------------------------------------------
Cerner Corp. 1                                                                45,000          1,946,700
---------------------------------------------------------------------------------------------------------
Community Health Systems, Inc. 1                                               4,800            128,064
---------------------------------------------------------------------------------------------------------
Computer Programs & Systems, Inc.                                              3,500             70,210
---------------------------------------------------------------------------------------------------------
CorVel Corp. 1                                                                27,450            814,716
---------------------------------------------------------------------------------------------------------
Covance, Inc. 1                                                              125,200          5,004,244
---------------------------------------------------------------------------------------------------------
Coventry Health Care, Inc. 1                                                  55,900          2,983,383
---------------------------------------------------------------------------------------------------------
Cross Country Healthcare, Inc. 1                                              83,400          1,292,700
---------------------------------------------------------------------------------------------------------
Dendrite International, Inc. 1                                               259,600          4,184,752
---------------------------------------------------------------------------------------------------------
eResearch Technology, Inc. 1                                                 222,650          2,967,925
---------------------------------------------------------------------------------------------------------
Express Scripts, Inc. 1                                                       17,000          1,110,780
---------------------------------------------------------------------------------------------------------
Genesis HealthCare Corp. 1                                                    68,900          2,095,249
---------------------------------------------------------------------------------------------------------
Gentiva Health Services, Inc. 1                                              158,100          2,588,097
---------------------------------------------------------------------------------------------------------
HealthExtras, Inc. 1                                                         142,500          1,986,450
---------------------------------------------------------------------------------------------------------
Humana, Inc. 1                                                               139,400          2,785,212
---------------------------------------------------------------------------------------------------------
IDX Systems Corp. 1                                                           74,100          2,404,545
---------------------------------------------------------------------------------------------------------
Inveresk Research Group, Inc. 1                                              156,500          5,773,285
---------------------------------------------------------------------------------------------------------
LCA-Vision, Inc.                                                              63,324          1,633,126
---------------------------------------------------------------------------------------------------------
LifePoint Hospitals, Inc. 1                                                  193,400          5,803,934
---------------------------------------------------------------------------------------------------------
Magellan Health Services, Inc. 1                                              41,200          1,506,272
---------------------------------------------------------------------------------------------------------
Manor Care, Inc.                                                                 500             14,980
---------------------------------------------------------------------------------------------------------
Matria Healthcare, Inc. 1                                                     32,700            925,737
---------------------------------------------------------------------------------------------------------
MedCath Corp. 1                                                               21,200            335,384
---------------------------------------------------------------------------------------------------------
MIM Corp. 1                                                                    8,100             46,818
---------------------------------------------------------------------------------------------------------
National HealthCare Corp.                                                     15,200            433,200
---------------------------------------------------------------------------------------------------------
National Medical Health Card Systems, Inc. 1                                  36,000            752,400
---------------------------------------------------------------------------------------------------------
Omnicell, Inc. 1                                                              14,900            196,978
---------------------------------------------------------------------------------------------------------
Option Care, Inc.                                                             96,700          1,495,949
---------------------------------------------------------------------------------------------------------
Owens & Minor, Inc.                                                          223,300          5,671,820
---------------------------------------------------------------------------------------------------------
PacifiCare Health Systems, Inc. 1                                             51,800          1,901,060
---------------------------------------------------------------------------------------------------------
Parexel International Corp. 1                                                 77,200          1,513,120
---------------------------------------------------------------------------------------------------------
PDI, Inc. 1                                                                   61,500          1,659,885
---------------------------------------------------------------------------------------------------------
Pediatrix Medical Group, Inc. 1                                              105,700          5,797,645
---------------------------------------------------------------------------------------------------------
Prime Medical Services, Inc. 1                                                47,100            340,062
---------------------------------------------------------------------------------------------------------
Province Healthcare Co. 1                                                    126,700          2,650,564
---------------------------------------------------------------------------------------------------------
PSS World Medical, Inc. 1                                                    134,500          1,350,380
---------------------------------------------------------------------------------------------------------
RehabCare Group, Inc. 1                                                       58,000          1,335,740
---------------------------------------------------------------------------------------------------------
Res-Care, Inc. 1                                                              66,300            785,655
---------------------------------------------------------------------------------------------------------
Select Medical Corp.                                                         194,400          2,610,792
---------------------------------------------------------------------------------------------------------
Service Corp. International 1                                                302,900          1,881,009
---------------------------------------------------------------------------------------------------------
Sierra Health Services, Inc. 1                                               121,100          5,804,323
---------------------------------------------------------------------------------------------------------
Stewart Enterprises, Inc. 1                                                  634,100          4,406,995
---------------------------------------------------------------------------------------------------------
Sunrise Senior Living, Inc. 1                                                140,300          4,927,336
---------------------------------------------------------------------------------------------------------
Triad Hospitals, Inc. 1                                                       12,400            427,056
---------------------------------------------------------------------------------------------------------
United Surgical Partners International, Inc. 1                                62,900          2,160,615
---------------------------------------------------------------------------------------------------------
VCA Antech, Inc. 1                                                           157,300          3,245,099
---------------------------------------------------------------------------------------------------------
Ventiv Health, Inc. 1                                                         75,700          1,283,115
---------------------------------------------------------------------------------------------------------
VistaCare, Inc., Cl. A 1                                                       4,200             64,302
---------------------------------------------------------------------------------------------------------
WellCare Health Plans, Inc. 1                                                  9,400            178,130
---------------------------------------------------------------------------------------------------------
WellChoice, Inc. 1                                                            21,000            783,930
                                                                                        -----------------
                                                                                            118,509,093
---------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--1.3%
Able Laboratories, Inc. 1                                                     25,200            482,832
---------------------------------------------------------------------------------------------------------
Alpharma, Inc., Cl. A                                                          4,400             80,476
---------------------------------------------------------------------------------------------------------
AtheroGenics, Inc. 1                                                          92,213          3,038,418
---------------------------------------------------------------------------------------------------------
Atrix Laboratories, Inc. 1                                                    68,662          2,107,237
---------------------------------------------------------------------------------------------------------
Caraco Pharmaceutical Laboratories Ltd. 1                                     52,400            403,480
---------------------------------------------------------------------------------------------------------
Connetics Corp. 1                                                             34,400            929,488
---------------------------------------------------------------------------------------------------------
DOV Pharmaceutical, Inc. 1                                                    85,500          1,465,470
---------------------------------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings, Inc. 1                                        140,000          2,570,400
---------------------------------------------------------------------------------------------------------
Eon Labs, Inc. 1                                                              85,000          1,844,500
---------------------------------------------------------------------------------------------------------
First Horizon Pharmaceutical Corp. 1                                         276,800          5,538,768
---------------------------------------------------------------------------------------------------------
Nabi Biopharmaceuticals, Inc. 1                                              111,200          1,487,856
---------------------------------------------------------------------------------------------------------
Noven Pharmaceuticals, Inc. 1                                                 33,600            700,224
---------------------------------------------------------------------------------------------------------
Perrigo Co.                                                                  313,500          6,442,425
---------------------------------------------------------------------------------------------------------
Salix Pharmaceuticals Ltd. 1                                                  38,100            819,912
---------------------------------------------------------------------------------------------------------
Santarus, Inc. 1                                                              16,609            150,644
---------------------------------------------------------------------------------------------------------
Seattle Genetics, Inc. 1                                                      61,200            402,084
                                                                                        -----------------
                                                                                             28,464,214
---------------------------------------------------------------------------------------------------------
INDUSTRIALS--16.3%
---------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.0%
Applied Signal Technology, Inc.                                              114,700          3,669,253
---------------------------------------------------------------------------------------------------------
Armor Holdings, Inc. 1                                                        48,400          2,013,924
---------------------------------------------------------------------------------------------------------
Astronics Corp., Cl. B 1                                                       7,900             37,920
---------------------------------------------------------------------------------------------------------
Aviall, Inc. 1                                                                50,000          1,020,000
---------------------------------------------------------------------------------------------------------
BE Aerospace, Inc. 1                                                             500              4,550
---------------------------------------------------------------------------------------------------------
EDO Corp.                                                                     12,800            355,200
---------------------------------------------------------------------------------------------------------
Engineered Support Systems, Inc.                                              73,000          3,331,720
---------------------------------------------------------------------------------------------------------
ESCO Technologies, Inc. 1                                                     19,100          1,294,216
---------------------------------------------------------------------------------------------------------
HEICO Corp., Cl. A                                                               750             10,110
---------------------------------------------------------------------------------------------------------
Innovative Solutions & Support, Inc. 1                                        87,849          2,154,936
---------------------------------------------------------------------------------------------------------
Orbital Sciences Corp. 1                                                     364,700          4,164,874
---------------------------------------------------------------------------------------------------------
Precision Castparts Corp.                                                      6,300            378,315
---------------------------------------------------------------------------------------------------------
SI International, Inc. 1                                                      22,000            482,020
---------------------------------------------------------------------------------------------------------
Teledyne Technologies, Inc. 1                                                 43,500          1,089,240
---------------------------------------------------------------------------------------------------------
United Defense Industries, Inc. 1                                             67,600          2,703,324
                                                                                        -----------------
                                                                                             22,709,602
---------------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.8%
ABX Air, Inc. 1                                                              338,600          2,200,900
---------------------------------------------------------------------------------------------------------
Dynamex, Inc. 1                                                               46,000            793,040
---------------------------------------------------------------------------------------------------------
EGL, Inc. 1                                                                  221,400          6,699,564
---------------------------------------------------------------------------------------------------------
Forward Air Corp. 1                                                          136,700          5,470,734
---------------------------------------------------------------------------------------------------------
Hub Group, Inc., Cl. A 1                                                      47,800          1,780,550
                                                                                        -----------------
                                                                                             16,944,788
---------------------------------------------------------------------------------------------------------
AIRLINES--0.1%
America West Holdings Corp., Cl. B 1                                          34,900            188,460
---------------------------------------------------------------------------------------------------------
ExpressJet Holdings, Inc. 1                                                   87,200            872,872
---------------------------------------------------------------------------------------------------------
Hawaiian Holdings, Inc. 1                                                     82,200            506,352
---------------------------------------------------------------------------------------------------------
SkyWest, Inc.                                                                 25,900            389,795
                                                                                        -----------------
                                                                                              1,957,479

---------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--0.9%
Ameron International Corp.                                                    13,500            444,150
---------------------------------------------------------------------------------------------------------
Apogee Enterprises, Inc.                                                     127,700          1,651,161
---------------------------------------------------------------------------------------------------------
Beacon Roofing Supply, Inc. 1                                                 81,400          1,334,960
---------------------------------------------------------------------------------------------------------
Crane Co.                                                                     27,200            786,624
---------------------------------------------------------------------------------------------------------
ElkCorp                                                                        5,700            158,232
---------------------------------------------------------------------------------------------------------
Jacuzzi Brands, Inc. 1                                                       162,300          1,509,390
---------------------------------------------------------------------------------------------------------
NCI Building Systems, Inc. 1                                                 139,900          4,462,810
---------------------------------------------------------------------------------------------------------
Simpson Manufacturing Co., Inc.                                               49,800          3,147,360
---------------------------------------------------------------------------------------------------------
Trex Co., Inc. 1                                                              16,800            743,904
---------------------------------------------------------------------------------------------------------
Universal Forest Products, Inc.                                               85,400          2,920,680
---------------------------------------------------------------------------------------------------------
Watsco, Inc.                                                                 101,000          3,033,030
---------------------------------------------------------------------------------------------------------
York International Corp.                                                       9,300            293,787
                                                                                        -----------------
                                                                                             20,486,088
---------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--4.2%
ABM Industries, Inc.                                                         108,500          2,186,275
---------------------------------------------------------------------------------------------------------
Administaff, Inc. 1                                                           89,000          1,041,300
---------------------------------------------------------------------------------------------------------
American Ecology Corp.                                                         2,400             23,282
---------------------------------------------------------------------------------------------------------
Angelica Corp.                                                                28,700            714,056
---------------------------------------------------------------------------------------------------------
Banta Corp.                                                                   41,800          1,661,550
---------------------------------------------------------------------------------------------------------
Brady Corp., Cl. A                                                           107,700          5,252,529
---------------------------------------------------------------------------------------------------------
Bright Horizons Family Solutions, Inc. 1                                      75,300          4,088,037
---------------------------------------------------------------------------------------------------------
Brink's Co. (The)                                                            125,400          3,783,318
---------------------------------------------------------------------------------------------------------
Century Business Services, Inc. 1                                             42,200            189,478
---------------------------------------------------------------------------------------------------------
CompX International, Inc. 1                                                    6,500            104,000
---------------------------------------------------------------------------------------------------------
Consolidated Graphics, Inc. 1                                                 95,200          3,988,880
---------------------------------------------------------------------------------------------------------
Copart, Inc. 1                                                               139,400          2,638,842
---------------------------------------------------------------------------------------------------------
Corporate Executive Board Co.                                                 12,100            741,004
---------------------------------------------------------------------------------------------------------
CoStar Group, Inc. 1                                                          58,300          2,867,777
---------------------------------------------------------------------------------------------------------
CPI Corp.                                                                     15,900            210,675
---------------------------------------------------------------------------------------------------------
Darling International, Inc. 1                                                521,600          2,248,096
---------------------------------------------------------------------------------------------------------
Deluxe Corp.                                                                  26,700          1,095,234
---------------------------------------------------------------------------------------------------------
DeVry, Inc 1                                                                  56,800          1,176,328
---------------------------------------------------------------------------------------------------------
Dun & Bradstreet Corp. 1                                                      42,400          2,488,880
---------------------------------------------------------------------------------------------------------
Duratek, Inc. 1                                                               30,000            533,700
---------------------------------------------------------------------------------------------------------
Electro Rent Corp.                                                            11,500            126,960
---------------------------------------------------------------------------------------------------------
Ennis, Inc.                                                                   82,500          1,767,150
---------------------------------------------------------------------------------------------------------
Equifax, Inc.                                                                 40,500          1,067,580
---------------------------------------------------------------------------------------------------------
Exponent, Inc. 1                                                              63,500          1,749,425
---------------------------------------------------------------------------------------------------------
G&K Services, Inc., Cl. A                                                     23,200            921,968
---------------------------------------------------------------------------------------------------------
General Binding Corp. 1                                                       19,400            272,376
---------------------------------------------------------------------------------------------------------
Geo Group, Inc. (The) 1                                                       41,100            840,495
---------------------------------------------------------------------------------------------------------
Harland (John H.) Co.                                                         11,300            354,255
---------------------------------------------------------------------------------------------------------
Healthcare Services Group, Inc.                                              108,550          1,949,558
---------------------------------------------------------------------------------------------------------
Heidrick & Struggles International, Inc. 1                                   171,758          4,950,066
---------------------------------------------------------------------------------------------------------
HNI Corp.                                                                     20,200            799,516
---------------------------------------------------------------------------------------------------------
Hudson Highland Group, Inc. 1                                                101,200          2,954,028
---------------------------------------------------------------------------------------------------------
Ikon Office Solutions, Inc.                                                  172,300          2,071,046
---------------------------------------------------------------------------------------------------------
Imagistics International, Inc. 1                                              45,900          1,542,240
---------------------------------------------------------------------------------------------------------
Interpool, Inc.                                                               19,900            373,125
---------------------------------------------------------------------------------------------------------
Korn-Ferry International 1                                                   257,700          4,697,871
---------------------------------------------------------------------------------------------------------
Labor Ready, Inc. 1                                                          303,700          4,257,874
---------------------------------------------------------------------------------------------------------
Laureate Education, Inc. 1                                                     8,100            301,482
---------------------------------------------------------------------------------------------------------
Miller (Herman), Inc.                                                         90,400          2,228,360
---------------------------------------------------------------------------------------------------------
NCO Group, Inc. 1                                                             28,400            765,380
---------------------------------------------------------------------------------------------------------
Portfolio Recovery Associates, Inc. 1                                         15,800            464,362
---------------------------------------------------------------------------------------------------------
Republic Services, Inc.                                                       46,700          1,389,792
---------------------------------------------------------------------------------------------------------
Resources Connection, Inc. 1                                                  38,200          1,443,196
---------------------------------------------------------------------------------------------------------
Robert Half International, Inc.                                              114,900          2,960,973
---------------------------------------------------------------------------------------------------------
Rollins, Inc.                                                                 93,500          2,271,115
---------------------------------------------------------------------------------------------------------
Schawk, Inc.                                                                  15,800            229,574
---------------------------------------------------------------------------------------------------------
School Specialty, Inc. 1                                                     134,400          5,296,704
---------------------------------------------------------------------------------------------------------
SITEL Corp. 1                                                                164,300            354,888
---------------------------------------------------------------------------------------------------------
Sotheby's Holdings, Inc., Cl. A 1                                            126,900          1,994,868
---------------------------------------------------------------------------------------------------------
Spherion Corp. 1                                                             100,000            782,000
---------------------------------------------------------------------------------------------------------
Steelcase, Inc., Cl. A                                                         6,000             84,000
---------------------------------------------------------------------------------------------------------
TeleTech Holdings, Inc. 1                                                     63,200            596,608
---------------------------------------------------------------------------------------------------------
Volt Information Sciences, Inc. 1                                             32,900            946,533
---------------------------------------------------------------------------------------------------------
Waste Connections, Inc. 1                                                     20,100            636,768
---------------------------------------------------------------------------------------------------------
Waste Industries USA, Inc.                                                     1,800             20,358
---------------------------------------------------------------------------------------------------------
Watson Wyatt & Co. Holdings                                                  118,000          3,103,400
---------------------------------------------------------------------------------------------------------
West Corp. 1                                                                   7,000            203,910
                                                                                        -----------------
                                                                                             93,803,045
---------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.5%
Comfort Systems USA, Inc. 1                                                  160,300          1,057,980
---------------------------------------------------------------------------------------------------------
Dycom Industries, Inc. 1                                                     201,600          5,723,424
---------------------------------------------------------------------------------------------------------
Granite Construction, Inc.                                                    35,600            850,840
---------------------------------------------------------------------------------------------------------
Insituform Technologies, Inc., Cl. A 1                                        48,500            905,495
---------------------------------------------------------------------------------------------------------
Integrated Electrical Services, Inc. 1                                       108,200            520,442
---------------------------------------------------------------------------------------------------------
Shaw Group, Inc. (The) 1                                                      39,700            476,400
---------------------------------------------------------------------------------------------------------
URS Corp. 1                                                                   58,000          1,547,440
                                                                                        -----------------
                                                                                             11,082,021
---------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--1.1%
Acuity Brands, Inc.                                                           81,100          1,927,747
---------------------------------------------------------------------------------------------------------
American Power Conversion Corp.                                               86,900          1,511,191
---------------------------------------------------------------------------------------------------------
AMETEK, Inc.                                                                  24,700            748,904
---------------------------------------------------------------------------------------------------------
Franklin Electric Co., Inc.                                                   29,300          1,160,280
---------------------------------------------------------------------------------------------------------
Genlyte Group, Inc. (The) 1                                                  101,200          6,516,268
---------------------------------------------------------------------------------------------------------
Hubbell, Inc., Cl. B                                                          69,100          3,097,753
---------------------------------------------------------------------------------------------------------
II-VI, Inc. 1                                                                 80,313          2,811,758
---------------------------------------------------------------------------------------------------------
Preformed Line Products Co.                                                    6,100            184,098
---------------------------------------------------------------------------------------------------------
Thomas & Betts Corp. 1                                                       187,300          5,023,386
---------------------------------------------------------------------------------------------------------
Vicor Corp.                                                                   45,200            456,972
---------------------------------------------------------------------------------------------------------
Woodward Governor Co.                                                         10,200            688,398
                                                                                        -----------------
                                                                                             24,126,755
---------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.4%
Alleghany Corp.                                                                2,300            627,670
---------------------------------------------------------------------------------------------------------
Carlisle Cos., Inc.                                                           64,400          4,117,092
---------------------------------------------------------------------------------------------------------
Raven Industries, Inc.                                                        27,200          1,209,040
---------------------------------------------------------------------------------------------------------
Standex International Corp.                                                    4,300            105,350
---------------------------------------------------------------------------------------------------------
Tredegar Corp.                                                                 1,300             23,660
---------------------------------------------------------------------------------------------------------
United Industrial Corp.                                                       52,000          1,710,280
                                                                                        -----------------
                                                                                              7,793,092
---------------------------------------------------------------------------------------------------------
MACHINERY--4.2%
A.S.V., Inc. 1                                                                31,600          1,182,788
---------------------------------------------------------------------------------------------------------
Actuant Corp., Cl. A 1                                                        23,900            984,919
---------------------------------------------------------------------------------------------------------
Alamo Group, Inc.                                                              9,900            185,229
---------------------------------------------------------------------------------------------------------
Ampco-Pittsburgh Corp.                                                        12,800            169,728
---------------------------------------------------------------------------------------------------------
Astec Industries, Inc. 1                                                      46,700            892,904
---------------------------------------------------------------------------------------------------------
Briggs & Stratton Corp.                                                       80,900          6,569,080
---------------------------------------------------------------------------------------------------------
Bucyrus International, Inc., Cl. A 1                                          78,206          2,627,722
---------------------------------------------------------------------------------------------------------
Cascade Corp.                                                                 56,900          1,579,544
---------------------------------------------------------------------------------------------------------
Clarcor, Inc.                                                                 13,700            653,079
---------------------------------------------------------------------------------------------------------
Cummins, Inc.                                                                 59,900          4,426,011
---------------------------------------------------------------------------------------------------------
Cuno, Inc. 1                                                                  13,800            796,950
---------------------------------------------------------------------------------------------------------
Flanders Corp. 1                                                              64,800            556,632
---------------------------------------------------------------------------------------------------------
Flowserve Corp. 1                                                             56,100          1,356,498
---------------------------------------------------------------------------------------------------------
Gardner Denver, Inc. 1                                                        74,200          2,045,694
---------------------------------------------------------------------------------------------------------
Gorman-Rupp Co. (The)                                                            625             12,725
---------------------------------------------------------------------------------------------------------
Graco, Inc.                                                                   34,850          1,167,475
---------------------------------------------------------------------------------------------------------
Greenbrier Cos., Inc.                                                         51,000          1,224,000
---------------------------------------------------------------------------------------------------------
Harsco Corp.                                                                  20,300            911,470
---------------------------------------------------------------------------------------------------------
Idex Corp.                                                                    74,000          2,513,040
---------------------------------------------------------------------------------------------------------
Joy Global, Inc.                                                             230,000          7,907,400
---------------------------------------------------------------------------------------------------------
Kadant, Inc. 1                                                                41,900            769,284
---------------------------------------------------------------------------------------------------------
Kennametal, Inc.                                                             140,500          6,343,575
---------------------------------------------------------------------------------------------------------
Lincoln Electric Holdings, Inc.                                              161,500          5,064,640
---------------------------------------------------------------------------------------------------------
Middleby Corp. (The)                                                          37,000          1,948,050
---------------------------------------------------------------------------------------------------------
Mueller Industries, Inc.                                                      74,700          3,208,365
---------------------------------------------------------------------------------------------------------
NACCO Industries, Inc., Cl. A                                                 19,000          1,636,850
---------------------------------------------------------------------------------------------------------
Navistar International Corp. 1                                                24,500            911,155
---------------------------------------------------------------------------------------------------------
Nordson Corp.                                                                123,200          4,229,456
---------------------------------------------------------------------------------------------------------
Oshkosh Truck Corp.                                                           15,700            895,842
---------------------------------------------------------------------------------------------------------
Pall Corp.                                                                    68,300          1,671,984
---------------------------------------------------------------------------------------------------------
Penn Engineering & Manufacturing Corp.                                        30,400            566,048
---------------------------------------------------------------------------------------------------------
Reliance Steel & Aluminum Co.                                                143,700          5,704,890
---------------------------------------------------------------------------------------------------------
SPX Corp.                                                                     71,700          2,538,180
---------------------------------------------------------------------------------------------------------
Stewart & Stevenson Services, Inc.                                            17,300            305,691
---------------------------------------------------------------------------------------------------------
Tennant Co.                                                                    2,500            101,325
---------------------------------------------------------------------------------------------------------
Terex Corp. 1                                                                112,200          4,869,480
---------------------------------------------------------------------------------------------------------
Timken Co.                                                                   149,300          3,675,766
---------------------------------------------------------------------------------------------------------
Toro Co. (The)                                                                89,400          6,106,020
---------------------------------------------------------------------------------------------------------
Wabash National Corp. 1                                                       44,000          1,208,680
---------------------------------------------------------------------------------------------------------
Wabtec Corp.                                                                 160,800          3,005,352
                                                                                        -----------------
                                                                                             92,523,521
---------------------------------------------------------------------------------------------------------
MARINE--0.3%
Alexander & Baldwin, Inc.                                                     16,000            543,040
---------------------------------------------------------------------------------------------------------
Kirby Corp. 1                                                                 67,100          2,694,065
---------------------------------------------------------------------------------------------------------
UTI Worldwide, Inc.                                                           56,700          3,334,527
                                                                                        -----------------
                                                                                              6,571,632
---------------------------------------------------------------------------------------------------------
ROAD & RAIL--2.0%
Arkansas Best Corp.                                                          136,400          4,994,968
---------------------------------------------------------------------------------------------------------
CNF Transportation, Inc.                                                     109,200          4,476,108
---------------------------------------------------------------------------------------------------------
Florida East Coast Industries, Inc., Cl. A                                    29,600          1,111,480
---------------------------------------------------------------------------------------------------------
Genesee & Wyoming, Inc., Cl. A 1                                             150,800          3,818,256
---------------------------------------------------------------------------------------------------------
Heartland Express, Inc.                                                      106,450          1,964,003
---------------------------------------------------------------------------------------------------------
Hunt (J.B.) Transport Services, Inc.                                          28,600          1,062,204
---------------------------------------------------------------------------------------------------------
Knight Transportation, Inc. 1                                                 32,900            704,718
---------------------------------------------------------------------------------------------------------
Landstar System, Inc. 1                                                       88,700          5,204,916
---------------------------------------------------------------------------------------------------------
Marten Transport Ltd. 1                                                       28,400            496,148
---------------------------------------------------------------------------------------------------------
Mullen Transportation, Inc.                                                   60,200          1,956,715
---------------------------------------------------------------------------------------------------------
Old Dominion Freight Line, Inc. 1                                             25,250            727,453
---------------------------------------------------------------------------------------------------------
Overnite Corp.                                                                29,800            936,614
---------------------------------------------------------------------------------------------------------
Pacer International, Inc. 1                                                  117,000          1,918,800
---------------------------------------------------------------------------------------------------------
Ryder Systems, Inc.                                                           49,200          2,314,368
---------------------------------------------------------------------------------------------------------
SCS Transportation, Inc. 1                                                    94,499          1,789,811
---------------------------------------------------------------------------------------------------------
Sirva, Inc. 1                                                                 32,300            739,670
---------------------------------------------------------------------------------------------------------
Swift Transportation Co., Inc. 1                                             240,300          4,041,846
---------------------------------------------------------------------------------------------------------
U.S. Xpress Enterprises, Inc., Cl. A 1                                        40,800            756,432
---------------------------------------------------------------------------------------------------------
USF Corp.                                                                     38,000          1,363,820
---------------------------------------------------------------------------------------------------------
Werner Enterprises, Inc.                                                     141,200          2,726,572
                                                                                        -----------------
                                                                                             43,104,902
---------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.8%
Aceto Corp.                                                                   49,700            715,680
---------------------------------------------------------------------------------------------------------
Applied Industrial Technologies, Inc.                                        129,400          4,624,756
---------------------------------------------------------------------------------------------------------
Hughes Supply, Inc.                                                          212,600          6,392,882
---------------------------------------------------------------------------------------------------------
Lawson Products, Inc.                                                          5,600            229,432
---------------------------------------------------------------------------------------------------------
MSC Industrial Direct Co., Inc., Cl. A                                       113,800          3,878,304
---------------------------------------------------------------------------------------------------------
W.W. Grainger, Inc.                                                           50,500          2,911,325
                                                                                        -----------------
                                                                                             18,752,379
---------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--19.0%
---------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--2.1%
Adaptec, Inc. 1                                                              120,100            912,760
---------------------------------------------------------------------------------------------------------
ADTRAN, Inc.                                                                 110,700          2,510,676
---------------------------------------------------------------------------------------------------------
Anaren Microwave, Inc. 1                                                      87,700          1,180,442
---------------------------------------------------------------------------------------------------------
Aspect Communications Corp. 1                                                 56,911            565,126
---------------------------------------------------------------------------------------------------------
Black Box Corp.                                                               14,400            532,080
---------------------------------------------------------------------------------------------------------
Brocade Communications Systems, Inc. 1                                       886,800          5,010,420
---------------------------------------------------------------------------------------------------------
Brooktrout, Inc. 1                                                            25,100            227,406
---------------------------------------------------------------------------------------------------------
C-COR.net Corp. 1                                                             30,100            254,345
---------------------------------------------------------------------------------------------------------
Comverse Technology, Inc. 1                                                   79,500          1,496,985
---------------------------------------------------------------------------------------------------------
Digi International, Inc. 1                                                   184,709          2,111,224
---------------------------------------------------------------------------------------------------------
Ditech Communications Corp. 1                                                226,900          5,080,291
---------------------------------------------------------------------------------------------------------
Extreme Networks, Inc. 1                                                      58,400            259,880
---------------------------------------------------------------------------------------------------------
F5 Networks, Inc. 1                                                           47,200          1,437,712
---------------------------------------------------------------------------------------------------------
Harris Corp.                                                                  56,700          3,115,098
---------------------------------------------------------------------------------------------------------
Inter-Tel, Inc.                                                                9,100            196,742
---------------------------------------------------------------------------------------------------------
InterDigital Communications Corp. 1                                          161,500          2,635,680
---------------------------------------------------------------------------------------------------------
Mobility Electronics, Inc. 1                                                  15,400            126,896
---------------------------------------------------------------------------------------------------------
Netgear, Inc. 1                                                               27,400            334,828
---------------------------------------------------------------------------------------------------------
NMS Communications Corp. 1                                                    35,600            173,728
---------------------------------------------------------------------------------------------------------
Packeteer, Inc. 1                                                            181,900          1,966,339
---------------------------------------------------------------------------------------------------------
Paradyne Networks, Inc. 1                                                    276,001          1,269,605
---------------------------------------------------------------------------------------------------------
Performance Technologies, Inc. 1                                             132,200            835,504
---------------------------------------------------------------------------------------------------------
Plantronics, Inc.                                                             65,500          2,832,220
---------------------------------------------------------------------------------------------------------
Polycom, Inc. 1                                                               52,100          1,032,622
---------------------------------------------------------------------------------------------------------
Scientific-Atlanta, Inc.                                                     119,400          3,094,848
---------------------------------------------------------------------------------------------------------
SeaChange International, Inc. 1                                              118,600          1,896,414
---------------------------------------------------------------------------------------------------------
SpectraLink Corp.                                                             13,100            124,450
---------------------------------------------------------------------------------------------------------
Sycamore Networks, Inc. 1                                                     92,600            350,028
---------------------------------------------------------------------------------------------------------
Symmetricom, Inc. 1                                                          237,400          2,245,804
---------------------------------------------------------------------------------------------------------
Tellabs, Inc. 1                                                              166,500          1,530,135
---------------------------------------------------------------------------------------------------------
ViaSat, Inc. 1                                                                23,600            474,360
                                                                                        -----------------
                                                                                             45,814,648
---------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.8%
Advanced Digital Information Corp. 1                                          43,400            377,580
---------------------------------------------------------------------------------------------------------
Electronics for Imaging, Inc. 1                                              115,000          1,867,600
---------------------------------------------------------------------------------------------------------
Hutchinson Technology, Inc. 1                                                 11,100            296,703
---------------------------------------------------------------------------------------------------------
InFocus Corp. 1                                                               97,300            891,268
---------------------------------------------------------------------------------------------------------
NCR Corp. 1                                                                   81,300          4,031,667
---------------------------------------------------------------------------------------------------------
Novatel Wireless, Inc. 1                                                      47,400          1,113,900
---------------------------------------------------------------------------------------------------------
Presstek, Inc. 1                                                             101,000            976,670
---------------------------------------------------------------------------------------------------------
Rimage Corp. 1                                                                 6,600             92,400
---------------------------------------------------------------------------------------------------------
SBS Technologies, Inc. 1                                                      89,801          1,095,572
---------------------------------------------------------------------------------------------------------
Storage Technology Corp. 1                                                   107,400          2,712,924
---------------------------------------------------------------------------------------------------------
Stratasys, Inc. 1                                                             34,900          1,101,270
---------------------------------------------------------------------------------------------------------
Synaptics, Inc. 1                                                            140,400          2,830,464
                                                                                        -----------------
                                                                                             17,388,018

---------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--3.9%
Aeroflex, Inc. 1                                                              56,000            591,920
---------------------------------------------------------------------------------------------------------
Agilysys, Inc.                                                               145,800          2,520,882
---------------------------------------------------------------------------------------------------------
Amphenol Corp., Cl. A 1                                                       50,000          1,713,000
---------------------------------------------------------------------------------------------------------
Anixter International, Inc.                                                  190,800          6,695,172
---------------------------------------------------------------------------------------------------------
Arrow Electronics, Inc. 1                                                     27,000            609,660
---------------------------------------------------------------------------------------------------------
Avnet, Inc. 1                                                                 56,500            967,280
---------------------------------------------------------------------------------------------------------
AVX Corp.                                                                    150,100          1,778,685
---------------------------------------------------------------------------------------------------------
BEI Technologies, Inc.                                                        97,800          2,679,720
---------------------------------------------------------------------------------------------------------
Belden CDT, Inc. 1                                                            22,600            492,680
---------------------------------------------------------------------------------------------------------
Benchmark Electronics, Inc. 1                                                 88,100          2,625,380
---------------------------------------------------------------------------------------------------------
Brightpoint, Inc. 1                                                          118,800          2,043,360
---------------------------------------------------------------------------------------------------------
Cogent, Inc. 1                                                                81,700          1,488,574
---------------------------------------------------------------------------------------------------------
Cognex Corp.                                                                 189,367          4,961,415
---------------------------------------------------------------------------------------------------------
Coherent, Inc. 1                                                              53,800          1,395,572
---------------------------------------------------------------------------------------------------------
CTS Corp.                                                                      7,800             98,280
---------------------------------------------------------------------------------------------------------
Daktronics, Inc. 1                                                            34,200            836,190
---------------------------------------------------------------------------------------------------------
Dionex Corp. 1                                                                51,300          2,806,110
---------------------------------------------------------------------------------------------------------
Electro Scientific Industries, Inc. 1                                        157,100          2,725,685
---------------------------------------------------------------------------------------------------------
Excel Technology, Inc. 1                                                      16,200            418,284
---------------------------------------------------------------------------------------------------------
GTSI Corp. 1                                                                   5,200             45,708
---------------------------------------------------------------------------------------------------------
Hypercom Corp. 1                                                             183,000          1,350,540
---------------------------------------------------------------------------------------------------------
Identix, Inc. 1                                                               68,900            458,874
---------------------------------------------------------------------------------------------------------
Ingram Micro, Inc., Cl. A 1                                                  153,200          2,466,520
---------------------------------------------------------------------------------------------------------
Jabil Circuit, Inc. 1                                                         85,500          1,966,500
---------------------------------------------------------------------------------------------------------
Keithley Instruments, Inc.                                                    61,400          1,071,430
---------------------------------------------------------------------------------------------------------
Landauer, Inc.                                                                 7,800            366,054
---------------------------------------------------------------------------------------------------------
LeCroy Corp. 1                                                                24,820            414,742
---------------------------------------------------------------------------------------------------------
Littlefuse, Inc. 1                                                           108,200          3,736,146
---------------------------------------------------------------------------------------------------------
Maxwell Technologies, Inc. 1                                                  22,600            233,006
---------------------------------------------------------------------------------------------------------
Measurement Specialties, Inc. 1                                               55,900          1,389,115
---------------------------------------------------------------------------------------------------------
Merix Corp. 1                                                                 16,100            166,796
---------------------------------------------------------------------------------------------------------
MTS Systems Corp.                                                             73,500          1,561,875
---------------------------------------------------------------------------------------------------------
Nu Horizons Electronics Corp. 1                                                5,700             36,195
---------------------------------------------------------------------------------------------------------
Paxar Corp. 1                                                                269,700          6,116,796
---------------------------------------------------------------------------------------------------------
PC Connection, Inc. 1                                                         73,600            505,632
---------------------------------------------------------------------------------------------------------
Planar Systems, Inc. 1                                                       121,600          1,363,136
---------------------------------------------------------------------------------------------------------
Rofin-Sinar Technologies, Inc. 1                                              14,600            428,948
---------------------------------------------------------------------------------------------------------
Rogers Corp. 1                                                                30,400          1,291,696
---------------------------------------------------------------------------------------------------------
Sanmina-SCI Corp. 1                                                          422,800          2,980,740
---------------------------------------------------------------------------------------------------------
ScanSource, Inc. 1                                                            67,700          4,319,260
---------------------------------------------------------------------------------------------------------
Symbol Technologies, Inc.                                                    111,400          1,408,096
---------------------------------------------------------------------------------------------------------
Taser International, Inc. 1                                                   26,600            998,830
---------------------------------------------------------------------------------------------------------
Tech Data Corp. 1                                                             84,100          3,242,055
---------------------------------------------------------------------------------------------------------
Technitrol, Inc. 1                                                            46,400            904,800
---------------------------------------------------------------------------------------------------------
Tektronix, Inc.                                                              114,400          3,803,800
---------------------------------------------------------------------------------------------------------
Trimble Navigation Ltd. 1                                                    123,900          3,915,240
---------------------------------------------------------------------------------------------------------
TTM Technologies, Inc. 1                                                      36,500            324,485
---------------------------------------------------------------------------------------------------------
Vishay Intertechnology, Inc. 1                                                35,100            452,790
---------------------------------------------------------------------------------------------------------
Zygo Corp. 1                                                                  51,700            523,721
                                                                                        -----------------
                                                                                             85,291,375
---------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--2.4%
Akamai Technologies, Inc. 1                                                   83,300          1,170,365
---------------------------------------------------------------------------------------------------------
Chordiant Software, Inc. 1                                                    40,700            118,437
---------------------------------------------------------------------------------------------------------
Corillian Corp. 1                                                            211,613            975,536
---------------------------------------------------------------------------------------------------------
Covansys Corp. 1                                                              71,600            826,264
---------------------------------------------------------------------------------------------------------
CyberSource Corp. 1                                                           91,691            442,868
---------------------------------------------------------------------------------------------------------
Digital River, Inc. 1                                                         55,000          1,637,900
---------------------------------------------------------------------------------------------------------
Digitas, Inc. 1                                                              147,772          1,142,278
---------------------------------------------------------------------------------------------------------
DoubleClick, Inc. 1                                                          129,700            766,527
---------------------------------------------------------------------------------------------------------
EarthLink, Inc. 1                                                            607,100          6,253,130
---------------------------------------------------------------------------------------------------------
Embarcadero Technologies, Inc. 1                                              70,319            594,899
---------------------------------------------------------------------------------------------------------
InfoSpace, Inc. 1                                                            139,700          6,620,383
---------------------------------------------------------------------------------------------------------
Internet Security Systems, Inc. 1                                            326,900          5,557,300
---------------------------------------------------------------------------------------------------------
j2 Global Communications, Inc. 1                                              42,300          1,336,257
---------------------------------------------------------------------------------------------------------
Keynote Systems, Inc. 1                                                       36,900            522,504
---------------------------------------------------------------------------------------------------------
MarketWatch, Inc. 1                                                            6,100             76,189
---------------------------------------------------------------------------------------------------------
MatrixOne, Inc. 1                                                             33,700            170,522
---------------------------------------------------------------------------------------------------------
MicroStrategy, Inc., Cl. A 1                                                  46,900          1,927,121
---------------------------------------------------------------------------------------------------------
Modem Media, Inc. 1                                                           63,700            342,706
---------------------------------------------------------------------------------------------------------
Retek, Inc. 1                                                                 34,400            156,864
---------------------------------------------------------------------------------------------------------
S1 Corp. 1                                                                   295,300          2,356,494
---------------------------------------------------------------------------------------------------------
Selectica, Inc. 1                                                             52,000            197,080
---------------------------------------------------------------------------------------------------------
SonicWALL, Inc. 1                                                            116,800            789,568
---------------------------------------------------------------------------------------------------------
SupportSoft, Inc. 1                                                          109,400          1,065,556
---------------------------------------------------------------------------------------------------------
United Online, Inc. 1                                                        229,450          2,207,309
---------------------------------------------------------------------------------------------------------
ValueClick, Inc. 1                                                           274,800          2,594,112
---------------------------------------------------------------------------------------------------------
VeriSign, Inc. 1                                                             163,900          3,258,332
---------------------------------------------------------------------------------------------------------
Vitria Technology, Inc. 1                                                      1,344              4,180
---------------------------------------------------------------------------------------------------------
WebEx Communications, Inc. 1                                                 155,400          3,390,828
---------------------------------------------------------------------------------------------------------
Websense, Inc. 1                                                             173,200          7,217,244
                                                                                        -----------------
                                                                                             53,718,753
---------------------------------------------------------------------------------------------------------
IT SERVICES--1.8%
Acxiom Corp.                                                                 209,600          4,975,904
---------------------------------------------------------------------------------------------------------
American Software, Inc.                                                       38,000            228,760
---------------------------------------------------------------------------------------------------------
Answerthink, Inc. 1                                                          133,600            714,760
---------------------------------------------------------------------------------------------------------
Anteon International Corp. 1                                                  52,100          1,909,465
---------------------------------------------------------------------------------------------------------
Aquantive, Inc. 1                                                             57,600            555,840
---------------------------------------------------------------------------------------------------------
BISYS Group, Inc. (The) 1                                                     78,200          1,142,502
---------------------------------------------------------------------------------------------------------
Carreker Corp. 1                                                              13,700            104,257
---------------------------------------------------------------------------------------------------------
CheckFree Corp. 1                                                             87,000          2,407,290
---------------------------------------------------------------------------------------------------------
Convergys Corp. 1                                                             10,400            139,672
---------------------------------------------------------------------------------------------------------
CSG Systems International, Inc. 1                                            307,000          4,730,870
---------------------------------------------------------------------------------------------------------
eFunds Corp. 1                                                                31,100            578,149
---------------------------------------------------------------------------------------------------------
Euronet Worldwide, Inc. 1                                                     19,700            368,784
---------------------------------------------------------------------------------------------------------
Infocrossing, Inc. 1                                                           4,700             74,331
---------------------------------------------------------------------------------------------------------
Information Resources, Inc. 1                                                 76,300            207,536
---------------------------------------------------------------------------------------------------------
infoUSA, Inc. 1                                                              244,868          2,181,774
---------------------------------------------------------------------------------------------------------
Integral Systems, Inc.                                                         1,300             25,363
---------------------------------------------------------------------------------------------------------
iPayment Holdings, Inc. 1                                                      9,400            377,504
---------------------------------------------------------------------------------------------------------
Keane, Inc. 1                                                                 74,500          1,144,320
---------------------------------------------------------------------------------------------------------
Lawson Software, Inc. 1                                                      314,971          1,763,838
---------------------------------------------------------------------------------------------------------
Manhattan Associates, Inc. 1                                                  43,400          1,059,828
---------------------------------------------------------------------------------------------------------
ManTech International Corp. 1                                                 48,600            909,792
---------------------------------------------------------------------------------------------------------
MPS Group, Inc. 1                                                            214,900          1,807,309
---------------------------------------------------------------------------------------------------------
National Processing, Inc. 1                                                   56,800          1,506,336
---------------------------------------------------------------------------------------------------------
Perot Systems Corp., Cl. A 1                                                  96,800          1,554,608
---------------------------------------------------------------------------------------------------------
Sabre Holdings Corp.                                                         120,400          2,953,412
---------------------------------------------------------------------------------------------------------
Sapient Corp. 1                                                              331,800          2,531,634
---------------------------------------------------------------------------------------------------------
SRA International, Inc., Cl. A 1                                              39,700          2,046,932
---------------------------------------------------------------------------------------------------------
SS&C Technologies, Inc.                                                       62,050          1,211,837
                                                                                        -----------------
                                                                                             39,212,607
---------------------------------------------------------------------------------------------------------
OFFICE ELECTRONICS--0.1%
TransAct Technologies, Inc. 1                                                 44,850          1,159,373
---------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--3.1%
Actel Corp. 1                                                                 82,300          1,250,960
---------------------------------------------------------------------------------------------------------
ADE Corp. 1                                                                   55,300            942,036
---------------------------------------------------------------------------------------------------------
Atheros Communications, Inc. 1                                                19,919            203,174
---------------------------------------------------------------------------------------------------------
Atmel Corp. 1                                                                734,200          2,657,804
---------------------------------------------------------------------------------------------------------
ATMI, Inc. 1                                                                  21,035            430,797
---------------------------------------------------------------------------------------------------------
Axcelis Technologies, Inc. 1                                                 133,600          1,106,208
---------------------------------------------------------------------------------------------------------
Cabot Microelectronics Corp. 1                                                62,600          2,269,250
---------------------------------------------------------------------------------------------------------
Cirrus Logic, Inc. 1                                                         256,000          1,221,120
---------------------------------------------------------------------------------------------------------
Cohu, Inc.                                                                    13,500            199,530
---------------------------------------------------------------------------------------------------------
Cree, Inc. 1                                                                 195,300          5,962,509
---------------------------------------------------------------------------------------------------------
Cypress Semiconductor Corp. 1                                                 96,300            851,292
---------------------------------------------------------------------------------------------------------
Diodes, Inc. 1                                                                34,504            888,823
---------------------------------------------------------------------------------------------------------
DSP Group, Inc. 1                                                             58,200          1,225,110
---------------------------------------------------------------------------------------------------------
Entegris, Inc. 1                                                             160,300          1,336,902
---------------------------------------------------------------------------------------------------------
Exar Corp. 1                                                                  55,300            783,048
---------------------------------------------------------------------------------------------------------
Fairchild Semiconductor International, Inc., Cl. A 1                         103,400          1,465,178
---------------------------------------------------------------------------------------------------------
Integrated Circuit Systems, Inc. 1                                            47,500          1,021,250
---------------------------------------------------------------------------------------------------------
Integrated Device Technology, Inc. 1                                         289,400          2,757,982
---------------------------------------------------------------------------------------------------------
International Rectifier Corp. 1                                               62,600          2,147,180
---------------------------------------------------------------------------------------------------------
Intersil Corp., Cl. A                                                        132,200          2,105,946
---------------------------------------------------------------------------------------------------------
Lam Research Corp. 1                                                          33,000            722,040
---------------------------------------------------------------------------------------------------------
Lattice Semiconductor Corp. 1                                                 46,600            228,806
---------------------------------------------------------------------------------------------------------
LSI Logic Corp. 1                                                            298,200          1,285,242
---------------------------------------------------------------------------------------------------------
MEMC Electronic Materials, Inc. 1                                             59,500            504,560
---------------------------------------------------------------------------------------------------------
Micrel, Inc. 1                                                               492,200          5,123,802
---------------------------------------------------------------------------------------------------------
Microsemi Corp. 1                                                            440,200          6,206,820
---------------------------------------------------------------------------------------------------------
Microtune, Inc. 1                                                             65,300            344,784
---------------------------------------------------------------------------------------------------------
Mindspeed Technologies, Inc. 1                                               165,100            330,200
---------------------------------------------------------------------------------------------------------
Mykrolis Corp. 1                                                              18,600            187,302
---------------------------------------------------------------------------------------------------------
Novellus Systems, Inc. 1                                                      54,500          1,449,155
---------------------------------------------------------------------------------------------------------
OmniVision Technologies, Inc. 1                                              111,800          1,581,970
---------------------------------------------------------------------------------------------------------
Photronics, Inc. 1                                                            88,700          1,474,194
---------------------------------------------------------------------------------------------------------
Pixelworks, Inc. 1                                                           136,200          1,363,362
---------------------------------------------------------------------------------------------------------
PLX Technology, Inc. 1                                                        27,900            201,159
---------------------------------------------------------------------------------------------------------
Power Integrations, Inc. 1                                                    56,900          1,162,467
---------------------------------------------------------------------------------------------------------
RF Micro Devices, Inc. 1                                                     404,000          2,561,360
---------------------------------------------------------------------------------------------------------
Rudolph Technologies, Inc. 1                                                  14,700            246,078
---------------------------------------------------------------------------------------------------------
Semtech Corp. 1                                                              102,400          1,963,008
---------------------------------------------------------------------------------------------------------
Silicon Image, Inc. 1                                                        380,401          4,808,269
---------------------------------------------------------------------------------------------------------
Silicon Storage Technology, Inc. 1                                            46,600            296,842
---------------------------------------------------------------------------------------------------------
Siliconix, Inc. 1                                                              2,462             88,213
---------------------------------------------------------------------------------------------------------
Skyworks Solutions, Inc. 1                                                   139,800          1,328,100
---------------------------------------------------------------------------------------------------------
Supertex, Inc. 1                                                                 100              1,943
---------------------------------------------------------------------------------------------------------
Teradyne, Inc. 1                                                             109,500          1,467,300
---------------------------------------------------------------------------------------------------------
Trident Microsystems, Inc. 1                                                  27,400            275,918
---------------------------------------------------------------------------------------------------------
Ultra Clean Holdings, Inc. 1                                                  43,600            186,608
---------------------------------------------------------------------------------------------------------
Ultratech, Inc. 1                                                             51,000            799,170
---------------------------------------------------------------------------------------------------------
Varian Semiconductor Equipment Associates, Inc. 1                             33,500          1,035,150
---------------------------------------------------------------------------------------------------------
Vitesse Semiconductor Corp. 1                                                116,700            318,591
---------------------------------------------------------------------------------------------------------
ZiLOG, Inc. 1                                                                  3,800             21,926
                                                                                        -----------------
                                                                                             68,390,438
---------------------------------------------------------------------------------------------------------
SOFTWARE--4.8%
Activision, Inc. 1                                                           137,950          1,913,367
---------------------------------------------------------------------------------------------------------
Actuate Corp. 1                                                               69,400            244,982
---------------------------------------------------------------------------------------------------------
Agile Software Corp. 1                                                        20,000            158,600
---------------------------------------------------------------------------------------------------------
Ansoft Corp. 1                                                                43,900            698,010
---------------------------------------------------------------------------------------------------------
Ansys, Inc. 1                                                                127,000          6,315,710
---------------------------------------------------------------------------------------------------------
Ascential Software Corp. 1                                                    66,100            890,367
---------------------------------------------------------------------------------------------------------
Aspen Technology, Inc. 1                                                      42,400            296,376
---------------------------------------------------------------------------------------------------------
Autodesk, Inc.                                                                79,800          3,880,674
---------------------------------------------------------------------------------------------------------
BEA Systems, Inc. 1                                                          205,900          1,422,769
---------------------------------------------------------------------------------------------------------
BMC Software, Inc. 1                                                         188,900          2,986,509
---------------------------------------------------------------------------------------------------------
Borland Software Corp. 1                                                     173,800          1,451,230
---------------------------------------------------------------------------------------------------------
Catapult Communications Corp. 1                                               19,800            373,032
---------------------------------------------------------------------------------------------------------
CCC Information Services Group, Inc. 1                                         6,093            107,785
---------------------------------------------------------------------------------------------------------
Compuware Corp. 1                                                            605,900          3,120,385
---------------------------------------------------------------------------------------------------------
Concur Technologies, Inc. 1                                                   13,100            137,419
---------------------------------------------------------------------------------------------------------
Entrust Technologies, Inc. 1                                                 273,000            690,690
---------------------------------------------------------------------------------------------------------
Epicor Software Corp. 1                                                       40,500            487,215
---------------------------------------------------------------------------------------------------------
ePlus, inc. 1                                                                 22,200            232,234
---------------------------------------------------------------------------------------------------------
FactSet Research Systems, Inc.                                                96,400          4,646,480
---------------------------------------------------------------------------------------------------------
FileNet Corp. 1                                                              127,700          2,229,642
---------------------------------------------------------------------------------------------------------
Hyperion Solutions Corp. 1                                                    53,700          1,825,263
---------------------------------------------------------------------------------------------------------
Informatica Corp. 1                                                           73,300            428,805
---------------------------------------------------------------------------------------------------------
InterVoice-Brite, Inc. 1                                                     102,600          1,105,002
---------------------------------------------------------------------------------------------------------
Kronos, Inc. 1                                                               115,900          5,133,211
---------------------------------------------------------------------------------------------------------
Macrovision Corp. 1                                                          216,700          5,218,136
---------------------------------------------------------------------------------------------------------
Manugistics Group, Inc. 1                                                     64,200            152,796
---------------------------------------------------------------------------------------------------------
McAfee, Inc. 1                                                               140,100          2,816,010
---------------------------------------------------------------------------------------------------------
Micromuse, Inc. 1                                                             21,000             77,280
---------------------------------------------------------------------------------------------------------
MICROS Systems, Inc. 1                                                         4,600            230,322
---------------------------------------------------------------------------------------------------------
Mobius Management Systems, Inc. 1                                             49,400            447,070
---------------------------------------------------------------------------------------------------------
MRO Software, Inc. 1                                                          56,800            568,000
---------------------------------------------------------------------------------------------------------
NetIQ Corp. 1                                                                 52,700            563,890
---------------------------------------------------------------------------------------------------------
Open Solutions, Inc. 1                                                         6,100            152,317
---------------------------------------------------------------------------------------------------------
OPNET Technologies, Inc. 1                                                    18,700            191,862
---------------------------------------------------------------------------------------------------------
PalmSource, Inc. 1                                                            82,596          1,713,041
---------------------------------------------------------------------------------------------------------
Parametric Technology Corp. 1                                                831,600          4,390,848
---------------------------------------------------------------------------------------------------------
Pervasive Software, Inc. 1                                                     2,700             16,173
---------------------------------------------------------------------------------------------------------
Progress Software Corp. 1                                                     78,400          1,560,160
---------------------------------------------------------------------------------------------------------
Quality Systems, Inc. 1                                                       31,200          1,575,912
---------------------------------------------------------------------------------------------------------
Quest Software, Inc. 1                                                       109,000          1,212,080
---------------------------------------------------------------------------------------------------------
RSA Security, Inc. 1                                                         327,800          6,326,540
---------------------------------------------------------------------------------------------------------
SERENA Software, Inc. 1                                                       33,300            557,109
---------------------------------------------------------------------------------------------------------
Siebel Systems, Inc. 1                                                       264,400          1,993,576
---------------------------------------------------------------------------------------------------------
SoftBrands, Inc. 1                                                            23,613             26,447
---------------------------------------------------------------------------------------------------------
Sonic Solutions, Inc. 1                                                       76,300          1,245,216
---------------------------------------------------------------------------------------------------------
Sybase, Inc. 1                                                               245,800          3,389,582
---------------------------------------------------------------------------------------------------------
Synopsys, Inc. 1                                                             104,800          1,658,984
---------------------------------------------------------------------------------------------------------
Synplicity, Inc. 1                                                            14,000             72,240
---------------------------------------------------------------------------------------------------------
Take-Two Interactive Software, Inc. 1                                        120,600          3,961,710
---------------------------------------------------------------------------------------------------------
THQ, Inc. 1                                                                  247,800          4,822,188
---------------------------------------------------------------------------------------------------------
TIBCO Software, Inc. 1                                                       779,500          6,633,545
---------------------------------------------------------------------------------------------------------
Transaction Systems Architects, Inc., Cl. A 1                                119,331          2,217,767
---------------------------------------------------------------------------------------------------------
Ulticom, Inc. 1                                                              121,549          1,795,279
---------------------------------------------------------------------------------------------------------
Verint Systems, Inc. 1                                                        14,100            519,444
---------------------------------------------------------------------------------------------------------
Verity, Inc. 1                                                               134,900          1,737,512
---------------------------------------------------------------------------------------------------------
Wind River Systems, Inc. 1                                                   471,200          5,748,640
---------------------------------------------------------------------------------------------------------
Witness Systems, Inc. 1                                                      109,400          1,758,058
                                                                                        -----------------
                                                                                            106,125,491
---------------------------------------------------------------------------------------------------------
MATERIALS--6.4%
---------------------------------------------------------------------------------------------------------
CHEMICALS--2.2%
Airgas, Inc.                                                                  18,100            435,667
---------------------------------------------------------------------------------------------------------
Albemarle Corp.                                                               55,500          1,947,495
---------------------------------------------------------------------------------------------------------
American Vanguard Corp.                                                       10,250            366,335
---------------------------------------------------------------------------------------------------------
Cabot Corp.                                                                  130,800          5,044,956
---------------------------------------------------------------------------------------------------------
Cambrex Corp.                                                                 29,900            656,305
---------------------------------------------------------------------------------------------------------
Compass Minerals International, Inc.                                          16,000            355,200
---------------------------------------------------------------------------------------------------------
Cytec Industries, Inc.                                                        52,000          2,545,400
---------------------------------------------------------------------------------------------------------
Eastman Chemical Co.                                                          50,100          2,382,255
---------------------------------------------------------------------------------------------------------
Engelhard Corp.                                                               72,200          2,046,870
---------------------------------------------------------------------------------------------------------
FMC Corp. 1                                                                  172,000          8,354,040
---------------------------------------------------------------------------------------------------------
Georgia Gulf Corp.                                                           128,200          5,716,438
---------------------------------------------------------------------------------------------------------
Great Lakes Chemical Corp.                                                   125,500          3,212,800
---------------------------------------------------------------------------------------------------------
Lubrizol Corp. (The)                                                          16,600            574,360
---------------------------------------------------------------------------------------------------------
MacDermid, Inc.                                                              114,400          3,313,024
---------------------------------------------------------------------------------------------------------
Minerals Technologies, Inc.                                                   31,200          1,836,432
---------------------------------------------------------------------------------------------------------
NOVA Chemicals Corp.                                                          28,700          1,110,690
---------------------------------------------------------------------------------------------------------
Octel Corp.                                                                   15,600            331,344
---------------------------------------------------------------------------------------------------------
OM Group, Inc. 1                                                              62,600          2,288,656
---------------------------------------------------------------------------------------------------------
Omnova Solutions, Inc. 1                                                      59,600            359,388
---------------------------------------------------------------------------------------------------------
Schulman (A.), Inc.                                                           34,300            755,972
---------------------------------------------------------------------------------------------------------
Scotts Co. (The), Cl. A 1                                                      6,500            416,975
---------------------------------------------------------------------------------------------------------
Stepan Co.                                                                    17,300            411,567
---------------------------------------------------------------------------------------------------------
Terra Industries, Inc. 1                                                     234,700          2,032,502
---------------------------------------------------------------------------------------------------------
Valspar Corp. (The)                                                           14,600            681,528
---------------------------------------------------------------------------------------------------------
Westlake Chemical Corp. 1                                                    101,700          2,267,910
                                                                                        -----------------
                                                                                             49,444,109
---------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.5%
Eagle Materials, Inc.                                                         76,600          5,461,580
---------------------------------------------------------------------------------------------------------
Lafarge North America, Inc.                                                   13,200            618,948
---------------------------------------------------------------------------------------------------------
Martin Marietta Materials, Inc.                                               47,100          2,132,217
---------------------------------------------------------------------------------------------------------
Texas Industries, Inc.                                                        21,900          1,126,536
---------------------------------------------------------------------------------------------------------
Vulcan Materials Co.                                                          53,400          2,720,730
                                                                                        -----------------
                                                                                             12,060,011
---------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--1.3%
AptarGroup, Inc.                                                              84,500          3,715,465
---------------------------------------------------------------------------------------------------------
Ball Corp.                                                                    56,400          2,111,052
---------------------------------------------------------------------------------------------------------
Caraustar Industries, Inc. 1                                                  23,400            392,418
---------------------------------------------------------------------------------------------------------
Crown Holdings, Inc. 1                                                       371,700          3,832,227
---------------------------------------------------------------------------------------------------------
Graphic Packaging Corp. 1                                                     27,300            176,904
---------------------------------------------------------------------------------------------------------
Greif, Inc., Cl. A                                                            55,000          2,318,250
---------------------------------------------------------------------------------------------------------
Owens-Illinois, Inc. 1                                                       258,300          4,132,800
---------------------------------------------------------------------------------------------------------
Packaging Corp. of America                                                    48,700          1,191,689
---------------------------------------------------------------------------------------------------------
Packaging Dynamics Corp.                                                       9,480            135,564
---------------------------------------------------------------------------------------------------------
Rock-Tenn Co., Cl. A                                                          45,400            714,596
---------------------------------------------------------------------------------------------------------
Silgan Holdings, Inc.                                                        125,000          5,787,500
---------------------------------------------------------------------------------------------------------
Smurfit-Stone Container Corp.                                                 55,300          1,071,161
---------------------------------------------------------------------------------------------------------
Sonoco Products Co.                                                           43,500          1,150,140
---------------------------------------------------------------------------------------------------------
Temple-Inland, Inc.                                                           12,300            825,945
                                                                                        -----------------
                                                                                             27,555,711
---------------------------------------------------------------------------------------------------------
METALS & MINING--1.6%
AK Steel Holding Corp. 1                                                     676,300          5,518,608
---------------------------------------------------------------------------------------------------------
Amerigo Resources Ltd. 1                                                     279,600            438,884
---------------------------------------------------------------------------------------------------------
Arch Coal, Inc.                                                                3,900            138,411
---------------------------------------------------------------------------------------------------------
Brush Engineered Materials, Inc. 1                                            17,500            362,425
---------------------------------------------------------------------------------------------------------
Carpenter Technology Corp.                                                   154,300          7,366,282
---------------------------------------------------------------------------------------------------------
Dynatec Corp. 1                                                            1,276,100          1,426,432
---------------------------------------------------------------------------------------------------------
Goldcorp, Inc.                                                                68,500            950,333
---------------------------------------------------------------------------------------------------------
IMCO Recycling, Inc. 1                                                        25,500            290,700
---------------------------------------------------------------------------------------------------------
Inmet Mining Corp. 1                                                         136,200          2,364,658
---------------------------------------------------------------------------------------------------------
Meridian Gold, Inc. 1                                                         38,700            644,284
---------------------------------------------------------------------------------------------------------
Metal Management, Inc. 1                                                       8,900            161,802
---------------------------------------------------------------------------------------------------------
Metals USA, Inc. 1                                                             6,000            106,440
---------------------------------------------------------------------------------------------------------
Oregon Steel Mills, Inc. 1                                                    13,100            217,853
---------------------------------------------------------------------------------------------------------
Quanex Corp.                                                                  17,200            882,016
---------------------------------------------------------------------------------------------------------
Roanoke Electric Steel Corp.                                                     800             11,456
---------------------------------------------------------------------------------------------------------
Schnitzer Steel Industries, Inc.                                              53,900          1,743,665
---------------------------------------------------------------------------------------------------------
Southern Peru Copper Corp.                                                    59,700          3,084,102
---------------------------------------------------------------------------------------------------------
Steel Technologies, Inc.                                                      90,119          2,308,578
---------------------------------------------------------------------------------------------------------
Titanium Metals Corp. 1                                                       25,100            588,846
---------------------------------------------------------------------------------------------------------
United States Steel Corp.                                                     56,100          2,110,482
---------------------------------------------------------------------------------------------------------
Wheaton River Materials Ltd. 1                                               383,900          1,208,247
---------------------------------------------------------------------------------------------------------
Worthington Industries, Inc.                                                 139,200          2,971,920
                                                                                        -----------------
                                                                                             34,896,424
---------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.8%
Deltic Timber Corp.                                                            6,900            274,551
---------------------------------------------------------------------------------------------------------
Glatfelter                                                                    71,900            890,841
---------------------------------------------------------------------------------------------------------
Louisiana-Pacific Corp.                                                      265,900          6,900,105
---------------------------------------------------------------------------------------------------------
Pope & Talbot, Inc.                                                           74,900          1,318,240
---------------------------------------------------------------------------------------------------------
Potlatch Corp.                                                               142,600          6,675,106
---------------------------------------------------------------------------------------------------------
Wausau-Mosinee Paper Corp.                                                    93,400          1,555,110
                                                                                        -----------------
                                                                                             17,613,953

---------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--0.6%
---------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--0.2%
Alaska Communications Systems Group, Inc. 1                                    3,500             19,600
---------------------------------------------------------------------------------------------------------
AXXENT, Inc. 1,2                                                             100,000                 --
---------------------------------------------------------------------------------------------------------
CenturyTel, Inc.                                                              81,900          2,804,256
---------------------------------------------------------------------------------------------------------
Commonwealth Telephone Enterprises, Inc. 1                                    19,100            831,805
---------------------------------------------------------------------------------------------------------
CT Communications, Inc.                                                       41,500            572,285
---------------------------------------------------------------------------------------------------------
D&E Communications, Inc.                                                       4,000             46,000
---------------------------------------------------------------------------------------------------------
North Pittsburgh Systems, Inc.                                                66,300          1,373,073
---------------------------------------------------------------------------------------------------------
Shenandoah Telecommunications Co.                                              5,200            133,172
---------------------------------------------------------------------------------------------------------
Teleglobe International Holdings Ltd. 1                                        7,747             26,883
                                                                                        -----------------
                                                                                              5,807,074
---------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.4%
@Road, Inc. 1                                                                 64,300            271,346
---------------------------------------------------------------------------------------------------------
AirGate PCS, Inc. 1                                                           14,000            274,400
---------------------------------------------------------------------------------------------------------
Alamosa Holdings, Inc. 1                                                     164,600          1,257,544
---------------------------------------------------------------------------------------------------------
Arch Wireless, Inc., Cl. A 1                                                  47,300          1,358,929
---------------------------------------------------------------------------------------------------------
Boston Communications Group, Inc. 1                                            6,200             54,374
---------------------------------------------------------------------------------------------------------
JAMDAT Mobile, Inc. 1                                                         23,100            532,917
---------------------------------------------------------------------------------------------------------
SBA Communications Corp. 1                                                    66,800            467,600
---------------------------------------------------------------------------------------------------------
Telephone & Data Systems, Inc.                                                30,200          2,541,934
---------------------------------------------------------------------------------------------------------
UbiquiTel, Inc. 1                                                             25,700            102,800
---------------------------------------------------------------------------------------------------------
United States Cellular Corp. 1                                                32,400          1,398,060
                                                                                        -----------------
                                                                                              8,259,904
---------------------------------------------------------------------------------------------------------
UTILITIES--1.3%
---------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.9%
Allegheny Energy, Inc. 1                                                      24,600            392,616
---------------------------------------------------------------------------------------------------------
ALLETE, Inc.                                                                  20,900            679,250
---------------------------------------------------------------------------------------------------------
Canadian Hydro Developers, Inc. 1                                            406,000            885,128
---------------------------------------------------------------------------------------------------------
CH Energy Group, Inc.                                                         70,600          3,233,480
---------------------------------------------------------------------------------------------------------
CMS Energy Corp. 1                                                           417,700          3,976,504
---------------------------------------------------------------------------------------------------------
Duquesne Light Holdings, Inc.                                                 63,000          1,131,480
---------------------------------------------------------------------------------------------------------
El Paso Electric Co. 1                                                        77,300          1,242,211
---------------------------------------------------------------------------------------------------------
Green Mountain Power Corp.                                                    14,100            367,305
---------------------------------------------------------------------------------------------------------
IDACORP, Inc.                                                                145,900          4,239,854
---------------------------------------------------------------------------------------------------------
Northeast Utilities Co.                                                      107,800          2,090,242
---------------------------------------------------------------------------------------------------------
PNM Resources, Inc.                                                           61,900          1,393,369
---------------------------------------------------------------------------------------------------------
Texas Genco Holdings, Inc.                                                    14,800            690,420
---------------------------------------------------------------------------------------------------------
UIL Holdings Corp.                                                             4,100            201,679
                                                                                        -----------------
                                                                                             20,523,538
---------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.3%
Chesapeake Utilities Corp.                                                    17,100            429,210
---------------------------------------------------------------------------------------------------------
Energen Corp.                                                                 18,000            927,900
---------------------------------------------------------------------------------------------------------
EnergySouth, Inc.                                                                850             23,163
---------------------------------------------------------------------------------------------------------
Laclede Group, Inc. (The)                                                     26,600            777,518
---------------------------------------------------------------------------------------------------------
National Fuel Gas Co.                                                          1,200             33,996
---------------------------------------------------------------------------------------------------------
New Jersey Resources Corp.                                                    64,300          2,662,020
---------------------------------------------------------------------------------------------------------
Northwest Natural Gas Co.                                                     16,500            523,545
---------------------------------------------------------------------------------------------------------
NUI Corp.                                                                     25,900            345,506
---------------------------------------------------------------------------------------------------------
Southwest Gas Corp.                                                           44,000          1,053,800
---------------------------------------------------------------------------------------------------------
WGL Holdings, Inc.                                                            10,000            282,600
                                                                                        -----------------
                                                                                              7,059,258
---------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.1%
Avista Corp.                                                                  63,000          1,140,287
                                                                                        -----------------
Total Common Stocks (Cost $1,819,415,096)                                                 2,148,759,828

                                                                               Units
---------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
Timco Aviation Services, Inc. Wts., Exp. 2/28/07 1,2 (Cost $0)                 3,661                 --

                                                                           Principal
                                                                              Amount
---------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES--0.0%
Timco Aviation Services, Inc., 8% Sub. Nts., 1/2/072,3 (Cost $1,716)     $     3,817              2,825

---------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--2.1%
Undivided interest of 3.12% in joint repurchase agreement
(Principal Amount/Value $1,446,038,000, with a maturity value of $1,446,110,302) with UBS Warburg LLC, 1.80%, dated 9/30/04, to be repurchased at $45,170,258 on 10/1/04, collateralized
by Federal National Mortgage Assn., 5%, 3/1/34, with a value of
$1,477,979,332 (Cost $45,168,000)                                         45,168,000         45,168,000

---------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $1,864,584,812)                               99.6%     2,193,930,653
---------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                  0.4          9,051,678
                                                                       ----------------------------------
Net Assets                                                                     100.0%    $2,202,982,331
                                                                       ==================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Illiquid or restricted security. As of September 30, 2004, the Fund had restricted securities as follows:

                         ACQUISITION                  VALUATION AS OF     UNREALIZED
SECURITY                        DATE         COST  SEPTEMBER 30, 2004   APPRECIATION
------------------------------------------------------------------------------------
STOCKS AND/OR WARRANTS
Espirit Exploration Ltd.      6/4/02     $784,403          $1,337,489       $553,086

3. Interest or dividend is paid-in-kind.


SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of 60 days and all mortgage-backed securities will be valued at the mean between the &bid& and &asked& prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term &money market type& debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FEDERAL TAX. The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2004 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $1,871,932,177
                                              ===============

Gross unrealized appreciation                 $  371,087,025
Gross unrealized depreciation                    (49,088,549)
                                              ---------------
Net unrealized appreciation                   $  321,998,476
                                              ===============


ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of September 30, 2004,
            registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

      (a)   Exhibits attached hereto. (Attach certifications as exhibits)